Eaton Vance Municipals Trust
For the Funds:
(bullet) EV Traditional Connecticut Municipals Fund
(bullet) EV Traditional New Jersey Municipals Fund
(bullet) EV Traditional Pennsylvania Municipals Fund Eaton Vance

[LOGO]

Semi-Annual Shareholder Report
January 31, 1996




                          Table of Contents
Item                                                       Page
One-year results                                              2
President's letter to shareholders                            3
Management Reports:
   EV Traditional Connecticut Municipals Fund                 4
   EV Traditional New Jersey Municipals Fund                  5
   EV Traditional Pennsylvania Municipals Fund                6
   Financial Results                                          7

                                              Information about your mutual fund investment

Financial data                 Tax data


Results for the six months
ending January 31, 1996
                                                                                                                          The
                                                    Dividends                                           If your        after-tax
                                                      paid                             Fund's           combined       equivalent
                                 Total return        by Fund           NAV          distribution        Federal &        yield
                                   (6 months        (During          per share         rate             state tax       you would
                                 ended 1/31/96)      period)        at 1/31/96       at 1/31/96          rate is ...   need is ...
EV Traditional Connecticut
Municipals Fund                       7.3%           $0.290          $10.53           5.46%               38.88%          8.91%

Ev Traditional New Jersey
Municipals Fund                       7.5%           $0.297          $10.42           5.66%               40.21%          9.44%

EV Traditional Pennsylvania
Municipals Fund                       7.7%           $0.295          $10.44           5.60%               37.39%          9.00%

[GRAPHICS OMMITTED IN COL 5 OF CONN. NJ & PA.]



To Shareholders


The municipal bond market rallied strongly throughout 1995, gaining back most of the losses of the previous year. Twice during the year, the Federal Reserve lowered short-term interest rates, further buoying the market.

Realistically, it may be difficult for the market to match last year's gains. Still, there are many reasons to be optimistic about the municipal bond market in 1996 and to believe that an investment in municipal bonds represents very good value and should be a part of a wise investor's fixed-income portfolio.+

The U.S. economy continues in its favorable pattern of slow growth and low inflation, which are especially good signs for the municipal bond market. Another plus for the market is the fact that if the Fed decides to make further moves during 1996, it is more likely to lower rates than raise them.

During 1995 the municipal market underperformed the taxable market because of concern about the possible passage of major tax reform legislation. Such concerns are likely to persist this year, but we at Eaton Vance continue to believe there is little chance that significant tax reform legislation, in the form of a flat tax or value-added tax, will be enacted during the year.

While flat tax and other reform proposals will be debated, especially during the Presidential campaigns, they are so controversial and sweeping that we believe the process needed to secure agreement and subsequent passage of a plan is years away.

At the same time, the Presidential campaigns will provide significant impetus to proposals that should prove favorable to the bond market. There is no doubt that the campaigns will focus attention on proposals to balance the budget and to reduce the nation's structural deficit by cutting expenses. Any positive results in these areas are likely to provide additional impetus to the bond market.
These factors have combined to produce a significant opportunity for municipal bond investors. To the extent that fears about tax reform depress prices, investors can enter the market at a discount. To the extent that budget reform measures improve the economy, investors may be expected to reap the rewards through a strengthening bond market.
As always, achieving investment rewards depends on an investor's willingness to adopt a long-term investment horizon. That's why we at Eaton Vance believe patience is a key to successful investing.

[PHOTO OF THOMAS J. FETTER OMMITTED]

Sincerely,
/S/ Thomas J. Fetter
Thomas J. Fetter
President
March 20, 1996
+ A portion of the Portfolios' income may be subject to Federal alternative minimum tax.

EV Traditional Connecticut Municipals Fund


Connecticut has not yet fully recovered from the last recession and, accordingly, continues to experience economic duress in several of its key economic sectors. Employment growth remains moderate and is not expected to reach pre-recession levels until the end of the decade, according to Standard & Poor's. Construc-tion activity and the trade and service sectors have generated some job growth, but the state's manufactur-ing sector remains in decline. Connecticut's defense industry, which ranked sixth in the nation in defense contracts in 1989, fell to twelfth place in 1995. Finally, the insurance industry, long an important segment of the state's financial sector, experienced further downsizing. The industry restructured to meet the challenges of increasing competition and the likely prospect of health care reforms in coming years. Tourism remained an area of strong growth. Southeastern Connecticut maintains good momentum due to increased tourism and a jump in the number of visitors to Foxwoods Casino.

Despite its slow recovery, Connecticut enjoys very high wealth levels and maintains generally satisfactory financial results. In the state's 1996-97 biennial budget, the administration and legislature are attempting to control the costs of social services, which have risen sharply in recent years. The budget provides structural changes that should lead to long-term savings. Meanwhile, while ongoing budgetary pressures remain, fiscal 1996 revenues should receive a boost from the recent tax amnesty on income, sales, and corporate taxes.

Portfolio Overview

[GRAPHIC OF CONNECTICUT OMMITTED]

Based on market value as of January 31, 1996
Number of issues                         98
Average quality                          AA-
Investment grade                         99.5%
Effective maturity                       21.4 yrs.

Largest sectors:
   Healthcare (non hospital)             12.3%
   Insured - hospitals                   11.2*
   Housing                               10.5
   Education                              9.1
   Solid waste                            8.1

* Private insurance does not remove the market risk associated with this investment.

[PHOTO OF NICOLE ANDERES OMMITTED]

"Recent trades in this Portfolio have focused on adding value by capitalizing on our excellent, in-house research capabilities. Devoting ourselves to in-depth credit reviews, we have been able to invest in higher-yielding securities without compromising our strict credit standards.

"Adding value through special situation offerings is time- intensive and, upon close scrutiny, many situations fail to meet our criteria. However, one of the hallmarks of professional management is providing shareholders the benefit of more sophistocated opportunities than the generic insured municipal market may offer. Such research-driven investments have been a special focus of the our strategy in recent months."

                                   Nicole Anderes - Portfolio Manager

[GRAPHIC OF MEDICAL SYMBOL OMMITTED]

Your investment at work

Connecticut Higher
Education Facilities Authority
Bridgeport Hospital

The Connecticut Higher Education Facilities Authority issued these bonds for Bridgeport Hospital. Despite the guarantee of a second tier insurer, these bonds have modestly outperformed the market since their issuance in early December, 1995. Initially priced at a 45 basis point premium to the high-grade market, the bonds recently have commanded bids in the secondary market at only a 35 basis point premium. When investing in issues insured by second tier insurers, we typically review the underlying credit as if the bonds were not insured. After a comprehensive review, we felt comfortable with the Hospital's own credit, given its dominant presence in the City, its pending affiliation with Yale-New Haven Hospital, its recent profitability, and its strong foundation-based financial support.


EV Traditional New Jersey Municipals Fund


New Jersey registered mediocre economic growth in 1995, especially when compared to the robust gains of the previous year. Sluggish consumer spending, a lackluster real estate market, and weak demand in the manufacturing sector combined to dampen the economy. Despite a significant decline in interest rates, home construction showed little sign of rebounding, with only about 23,000 new housing units authorized in 1995, the lowest number since 1992. Weakness was especially evident in manufacturing, financial services, and utilities. Fortunately, job losses in those sectors were offset by additions among retail trade, business services, and healthcare providers. Overall employment gains totalled over 40,000 in 1995, well short of the 71,000 increase in 1994, but enough to push the state unemployment rate below 6% at year-end.

New Jersey has felt the impact of income tax cuts - 30% over two years - that threatens revenues and pushes many expenditures to the local level. While the state budgets have been generally successful, tighter budgets have left little margin for error. Sales tax and operating revenues have remained soft, while social expenditures such as welfare, health care and public safety have continued to post increases. To ease these budgetary pressures, the administration and legislature have targeted certain areas for savings, including the possibility of outsourcing selected human services.

[GRAPHIC OF NEW JERSEY OMITTED]

Portfolio Overview
Based on market value as of January 31, 1996
Number of issues                         125
Average quality                            A
Investment grade                       86.3%
Effective maturity                  11.3 yrs.

Largest sectors:
  General obligations                  13.5%
  Transportation                        12.0
  Industrial development
    /pollution control                   8.3
  Hospitals	7.4
  Solid waste                            6.9





"The market for New Jersey municipal bonds continues to feature strong demand, with little new issuance coming to market. I focused the Portfolio's investments increasingly on utilities - electric, gas, water and sewer. Another large weighting for the Portfolio was the Port Authority of New York and New Jersey, a strong credit backed by user fees from a diverse range of services.
"Because of the impact of income tax cuts on the state and localities, I generally pared back general obligations and lease bonds. I also cut back on selected solid waste bonds that may soon face a cash flow crisis. The failure of the courts to uphold flow control provisions could mean that some of these facilities may soon be hard-pressed to meet interest payments. Finally, improving call protection continued to be an important theme for the Portfolio. As bonds are called investors typically must reinvest at less attractive yields. Maintaining a good average call protection helps avoid an untimely interruption of income." Robert B. MacIntosh - Portfolio Manager

[PICTURE OF ROBERT B. MACINTOSH OMMITTED]

Your investment at work
New Jersey Health Care Facilities Financing Authority
Deborah Heart & Lung Center

[GRAPHIC OF MEDICAL SYMBOL OMMITTED]

Deborah Heart and Lung Center owns and operates a 155-bed acute care hospital in Browns Mills, New Jersey offering pulminary and cardiac care. The facility has been a pioneer in performing outpatient catheterizations within the state, and currently performs more open heart procedures than any other New Jersey hospital. The Institute maintains teaching affiliations with the University of Medicine and Dentistry of New Jersey and is widely-known for its intensive research efforts.

The proceeds of these revenue bonds were used to finance the construction of additions to the Center's hospital facilities, to purchase equipment related to the project, and to refund a previous issue (1978) of the Institute. Carrying an attractive 6.3% coupon, the bonds represent recent efforts of the Portfolio to seek opportunities in smaller, lower investment-grade issues.


EV Traditional Pennsylvania Municipals Fund

Pennsylvania's economy advanced unevenly in 1995, with unemployment hovering well above the national level. The commonwealth continued to lose manufacturing jobs while gaining in the service sectors. According to the Bureau of Labor and Industry, manufacturing shed 14,000 jobs during the year while the various service sectors added 19,500. Pennsylvania manufacturing continues to suffer from the common-wealth's reputation as a high cost region. The area's defense industry was dealt numerous setbacks, with the Pentagon's closure of the Philadelphia Naval Shipyard as well as the job cuts resulting from the Lockheed-Martin merger. On a more positive note, technology and services, led by health care and finance, were responsible for creating the majority of new jobs. Interestingly, while growth in the major metropolitian areas of Pittsburgh and Philadelphia lagged the nation, lower-cost regions, such as central Pennsylvania, matched the growth of the industrial states.

Despite being caught in a changing global economy and facing rising costs attributed to health care and public safety, Pennsylvania has maintained relatively stable finances. The commonwealth has benefited from sound fiscal management and conservative financial practices. Moreover, Pennsylvania maintains a moderate debt burden, which, together with budgetary controls, will help weather challenges if the economy weakens in the coming year.

Portfolio Overview

[GRAPHIC OF PENNSYLVANIA OMMITTED]

Based on market value as of January 31, 1996
Number of issues                         129
Average quality                          Aa-
Investment grade                       95.9%
Effective maturity                 10.5 yrs.

Largest sectors:
  Hospitals                            18.8%
  Industrial development
     /pollution control                  9.5
  Insured hospitals                     8.7*
  Housing                                7.2
  Escrowed                               6.3

* Private insurance does not remove the market risk associated with this investment.


"Given the signs of a slowing economy and a generally positive interest rate outlook, I've adopted a "barbell" approach within the Portfolio. That has meant a dual focus: first, on high-coupon issues that will provide the Portfolio a continuing source of relatively high income; and second, on low-coupon bonds, which increase the Portfolio's potential for capital appreciation in the event of a decline in interest rates.

"In addition, I've increased the Portfolio's diversification by reducing our holdings in housing bonds in favor of hospital issues, which represent one of our major research strengths at Eaton Vance. Finally, I've redoubled our efforts to improve the Portfolio's call protection. Because of a scarcity of bonds with attractive call provisions, the market is increasingly rewarding bonds with good call protection, while punishing those issues with less favorable call features. We have always been very attentive to call protection and that has worked to our advantage in recent months."

Timothy T. Browse - Portfolio Manager

[PICTURE OF TIMOTHY T. BROWSE OMITTED]

Your investment at work
Cumberland County, PA
Municipal Authority
Messiah College Project

[GRAPHIC OF GRADUATION CAP OMITTED]

These revenue bonds were issued in 1995 to finance the acquisition of property and construction costs of renovations to several facilities of Messiah College, a well-regarded institution founded in 1909 and located in Grantham, PA. These projects include additions to the College's Miller/Hess and Bittner/Sollenberger dormitories, as well as renovations to the school's Kline Hall of Science building. Interest payments on the bond are secured by a lien on college tuition payments. Payments of principal and interest are guaranteed by insurance issued by AMBAC, one of the nation's largest municipal bond insurance companies. The 5.125% Messiah College issue is a good example of one end of the Portfolio's recent "barbell" strategy: a high quality, low coupon issue that provides the Portfolio with ample upside potential in the event of a further rate decline.






EV Traditional Municipals Funds
Financial Statements

Statement of Assets and Liabilities


January 31, 1996 (unaudited)

                                                                        Traditional    Traditional    Traditional
                                                                        Connecticut    New Jersey    Pennsylvania
                                                                           Fund           Fund           Fund
                                                                      ---------------------------------------------
Assets:
   Investments -
   Identified cost                                                        $1,418,854     $2,147,409     $1,670,439
   Unrealized appreciation                                                   108,207        108,812        103,294
                                                                      ---------------------------------------------
   Total investments in Portfolio, at value (Note 1A)                      1,527,061      2,256,221      1,773,733
   Receivable for Fund shares sold                                            24,059         32,556         77,754
   Receivable from the Administrator (Note 4)                                 13,234         15,772         18,642
   Deferred organization expenses (Note 1D)                                    6,713          5,470          3,506
                                                                      ---------------------------------------------
   Total assets                                                           $1,571,067     $2,310,019     $1,873,635
                                                                      ---------------------------------------------
Liabilities:
   Dividends payable                                                          $4,746         $6,487         $4,340
   Accrued expenses                                                            1,045          1,085          4,129
                                                                      ---------------------------------------------
   Total liabilities                                                          $5,791         $7,572         $8,469
                                                                      ---------------------------------------------
Net Assets                                                                $1,565,276     $2,302,447     $1,865,166
                                                                      =============================================

Sources of Net Assets:
   Paid-in capital                                                        $1,474,495     $2,211,036     $1,766,684
   Accumulated net realized loss on
   investment and financial futures transactions (computed
   on the basis of identified cost)                                          (13,731)       (14,693)        (4,099)
   Accumulated distributions in excess of net investment income               (3,695)        (2,708)          (713)
   Unrealized appreciation of investments
   and financial futures contracts from Portfolio
   (computed on the basis of identified cost)                                108,207        108,812        103,294
                                                                      ---------------------------------------------
   Total                                                                  $1,565,276     $2,302,447     $1,865,166
                                                                      =============================================

Shares of Beneficial Interest Outstanding                                    148,616        221,061        178,575
                                                                      =============================================

Net Asset Value and Redemption Price Per Share
   (net assets (divided by) shares of beneficial interest outstanding)        $10.53         $10.42         $10.44
                                                                      =============================================

Computation of Offering Price Per Share
   (100 (divided by) 96.25 of net asset value per share)                      $10.94         $10.83         $10.85
                                                                      =============================================

On sales of $50,000 or more, the offering price is reduced.

                                            See notes to financial statements








                   Statements of Operations



         Six Months Ended January 31, 1996 (unaudited)
                                                             Traditional    Traditional    Traditional
                                                             Connecticut    New Jersey    Pennsylvania
                                                                Fund           Fund           Fund
                                                           ---------------------------------------------
Investment Income (Note 1B):
    Interest income allocated from Portfolio                      $37,043        $64,524        $57,011
    Expenses allocated from Portfolio                              (3,251)        (5,335)        (4,493)
                                                           ---------------------------------------------
       Net investment income from Portfolio                       $33,792        $59,189        $52,518

Expenses -
    Service fees (Note 6)                                            $328           $305           $275
    Custodian fee (Note 4)                                          2,002          1,967          1,500
    Transfer and dividend disbursing agent fees                       475            742            663
    Printing and postage                                            4,740          7,052         10,010
    Legal and accounting services                                   4,139          4,563          4,617
    Registration costs                                                500              -              -
    Amortization of organization expenses (Note 1D)                 1,063            862          2,489
    Miscellaneous                                                     492            586            363
                                                           ---------------------------------------------

       Total expenses                                             $13,739        $16,077        $19,917
                                                           ---------------------------------------------

Deduct -
    Preliminary allocation of expenses
     to the Administator (Note 4)                                 $13,234        $15,772        $18,642
    Reduction of custodian fee (Note 4)                                 -              -          1,000
                                                           ---------------------------------------------
       Total                                                      $13,234        $15,772        $19,642
                                                           ---------------------------------------------
          Net expenses                                               $505           $305           $275
                                                           ---------------------------------------------
             Net investment income                                $33,287        $58,884        $52,243
                                                           ---------------------------------------------
Realized and Unrealized Gain (Loss) on Investments:
    Net realized gain (loss) from Portfolio -
       Investment  transactions (identified cost basis)            $3,398        $10,525         $8,207
       Financial futures contracts                                 (5,143)        (4,182)           197
                                                           ---------------------------------------------
          Net realized gain (loss) on investments
           and financial futures contracts                         (1,745)        $6,343         $8,404
    Change in unrealized appreciation of investments               59,830         84,671         75,858
                                                           ---------------------------------------------
          Net realized and unrealized gain                        $58,085        $91,014        $84,262
                                                           ---------------------------------------------
             Net increase in net assets from operations           $91,372       $149,898       $136,505
                                                           =============================================

                                             See notes to financial statements





Statements of Changes in Net Assets



Six Months Ended January 31, 1996 (unaudited)
                                                                     Traditional    Traditional    Traditional
                                                                     Connecticut    New Jersey    Pennsylvania
                                                                        Fund           Fund           Fund
                                                                   -------------- -------------- --------------
Increase (Decrease) in Net Assets:
    From operations -
       Net investment income                                              $33,287        $58,884        $52,243
       Net realized gain (loss) on investments                             (1,745)         6,343          8,404
       Change in unrealized appreciation of investments                    59,830         84,671         75,858
                                                                   -------------- -------------- --------------
                Net increase in net assets  from operations               $91,372       $149,898       $136,505
                                                                   -------------- -------------- --------------
    Distributions to shareholders (Note 2) -
       From net investment income                                        ($33,287)      ($58,884)      ($52,243)
       In excess of net investment income                                  (2,180)        (1,292)          -105
                Total distributions to shareholders                -------------- -------------- --------------
                                                                         ($35,467)      ($60,176)      ($52,348)
                                                                   -------------- -------------- --------------
    Transactions in shares of beneficial interest (Note 3) -
       Proceeds from sales of shares                                     $389,321       $643,301       $703,133
       Net asset value of shares issued to shareholders in payment
          of distributions declared                                         9,448         25,396         27,516
       Cost of shares redeemed                                             (4,281)      (167,603)      (436,320)
                                                                   -------------- -------------- --------------
       Increase in net assets from Fund share transactions               $394,488       $501,094       $294,329
                                                                   -------------- -------------- --------------
          Net increase in net assets                                     $450,393       $590,816       $378,486

Net Assets:
    At beginning of period                                              1,114,883      1,711,631      1,486,680
                                                                   -------------- -------------- --------------
    At end of period                                                    1,711,631      1,486,680     $1,865,166
                                                                   =============================================

Accumulated distributions in excess of net investment
    income included in net assets at end of year                          ($3,695)       ($2,708)         ($713)



                                                  See notes to financial statements




                  Statement of Changes in Net Assets
                       Year Ended July 31, 1995
                                                                     Traditional    Traditional    Traditional
                                                                     Connecticut    New Jersey    Pennsylvania
                                                                        Fund           Fund           Fund
                                                                   -------------- -------------- --------------
Increase (Decrease) in Net Assets:
    From operations -
       Net investment income                                              $35,760        $56,056        $33,199
       Net realized loss on investments                                   (11,964)       (21,024)       (12,503)
       Change in unrealized appreciation of investments                    46,738         23,112         27,034
                                                                   -------------- -------------- --------------
                 Net increase in net assets from operations               $70,534        $58,144        $47,730
                                                                   -------------- -------------- --------------
    Distributions to shareholders (Note 2) -
       From net investment income                                        ($35,760)      ($56,056)      ($33,199)
       In excess of net investment income                                  (1,438)        (1,355)          (474)
                                                                   -------------- -------------- --------------
                Total distributions to shareholders                      ($38,198)      ($57,411)      ($33,673)
                                                                   -------------- -------------- --------------
    Transactions in shares of beneficial interest (Note 3) -
       Proceeds from sales of shares                                   $1,185,803     $1,752,811     $1,594,537
       Net asset value of shares issued to shareholders in payment
          of distributions declared                                        12,415         19,133         13,089
       Cost of shares redeemed                                           (279,831)      (357,531)      (229,836)
           Increase in net assets from Fund share transactions     -------------- -------------- --------------
                                                                         $918,387     $1,414,413     $1,377,790
                                                                   -------------- -------------- --------------
             Net increase in net assets                                  $951,723     $1,415,146     $1,391,847
Net assets:
    At beginning of year                                                  163,160        296,485         94,833
                                                                   -------------- -------------- --------------
    At end of year                                                     $1,114,883     $1,711,631     $1,486,680
                                                                   =============================================

Accumulated distributions in excess of net investment
    income included in net assets at end of year                          ($1,515)       ($1,416)         ($608)
                                                                   =============================================

                   See notes to financial statements




Financial Highlights
                                                       Traditional Connecticut                Traditional New Jersey Fund
                                              -------------------------------------      ---------------------------------------
                                            Six months ended 	  Year Ended 		   Six months ended      Year Ended
 						Jan. 31,1996       	   July 31, 		   Jan. 31, 1996          July 31,

                                            --------------  -----------------------     ----------------  ------------------------
                                           (unaudited)          1995           1994**  (unaudited)           1995         1994**
                                            ----------       -------        -------     ----------        -------      -------
Net asset value, beginning of period           $10.090       $10.100        $10.000         $9.980         $9.940      $10.000
                                               -------       -------        -------        -------        -------      -------
Income from operations:
Net investment income                           $0.272        $0.553         $0.153         $0.291         $0.576       $0.161
Net realized and unrealized gain (loss)
on investments                                   0.458         0.012          0.111          0.446          0.054       (0.044)++
                                               -------       -------        -------        -------        -------      -------
Total income from operations                    $0.730        $0.565         $0.264         $0.737         $0.630       $0.117
                                               -------       -------        -------        -------        -------      -------
Less distributions:
From net investment income                     $(0.272)      $(0.553)       $(0.153)       $(0.291)       $(0.576)     $(0.161)
In excess of net investment income              (0.018)       (0.022)        (0.011)        (0.006)        (0.014)      (0.016)
                                               -------       -------        -------        -------        -------      -------
Total distributions                            $(0.290)      $(0.575)       $(0.164)       $(0.297)       $(0.590)     $(0.177)
                                               -------       -------        -------        -------        -------      -------
Net asset value, end of period                 $10.530       $10.090        $10.100        $10.420         $9.980       $9.940
                                               =======       =======        =======        =======        =======      =======

Total Return (2)                                  7.31%         5.89%          2.66%          7.48%          6.62%        1.19%
Ratios/Supplemental Data*:
Net assets, end of period (000 omitted)         $1,565        $1,115           $163         $2,302         $1,712         $296
Ratio of net expenses to average daily
net assets (1) (3)                                0.61%+        0.51%          0.48%+         0.56%+         0.50%        0.43%+
Ratio of net investment income to average
daily net assets                                  5.22%+        5.46%          4.83%+         5.63%+         5.65%        4.11%+

*For the six months ended January 31, 1996 , for the year ended July 31, 1995 and for the period from the start of business,
April 19, 1994 (Traditional Connecticut Fund), and April 13, 1994 (Traditional New Jersey Fund) to July 31, 1994, respectively, the operating expenses of the Funds reflect an allocation of expenses to the Administrator. Had such actions not been taken, net investment income (loss) per share and the ratios would have been as follows:

Net investment income (loss) per share          $0.164        $0.249        ($0.045)        $0.213         $0.375      ($0.237)
                                                ======        ======         ======         ======         ======       ======
Ratios (As a percentage of average
daily net assets):
Expenses (1)(3)                                   2.67%+        3.51%          6.73%+         2.07%+        2.47%        10.59%+
Net investment income (loss)                      3.13%+        2.46%         (1.42%)+        4.11%+        3.68%        (6.05%)+**


**For The Traditional Connecticut and Traditional New Jersey Funds, the Financial Highlights are for the period from the start of business, April 19, 1994, and April 13, 1994, respectively, to July 31, 1994.
+ Annualized.
++The per share amount is not in accord with the net realized and unrealized gain for the period because of the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(1) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(2) Total return is calculated assuming purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the n
(3) The annualized expense ratios for the six month period ended January 31, 1996 have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Fund to increase their expense ratio by the effect of any expense offset arrangement with their service providers. The expense ratios for each of the two years ended July 31, 1995 have not been adjusted to reflect this change.

                                                     See notes to financial statements



Financial Highlights

                                                                      Traditional Pennsylvania Fund
                                                            ----------------------------------------------
                                                              Six months ended 		     Year
                                                                 31-Jan-96               Ended July 31,
                                                              --------------        ----------------------
                                                                  (unaudited)          1995           1994**
                                                                   ---------        -------        -------
Net asset value, beginning of period                                  $9.980        $10.050        $10.000
                                                                     -------        -------        -------
Income from operations:
Net investment income                                                 $0.294         $0.577         $0.044
Net realized and unrealized gain (loss) on investments                 0.461         (0.062)++       0.104
                                                                     -------        -------        -------
Total income from operations                                          $0.755         $0.515         $0.148
                                                                     -------        -------        -------
Less distributions:
From net investment income                                           $(0.294)       $(0.577)       $(0.044)
In excess of net investment income                                    (0.001)        (0.008)        (0.054)
                                                                     -------        -------        -------
Total distributions                                                  $(0.295)       $(0.585)       $(0.098)
                                                                     -------        -------        -------
Net asset value, end of period                                       $10.440         $9.980        $10.050
                                                                     =======        =======        =======

Total Return (2)                                                       7.65%          5.41%          1.49%
Ratios/Supplemental Data*:
Net assets, end of period (000 omitted)                               $1,865         $1,487            $95
Ratio of net expenses to average daily net assets (1) (3)               0.67%+         0.46%          1.69%+
Ratio of net investment income to average daily net assets              5.69%+         5.58%          2.76%+

*For the six months ended January 31, 1996 , for the year ended July 31, 1995 and for the period from the start of business, June 1, 1994 to July 31, 1994, the operating expenses of the Fund reflects an allocation of expenses to the Administrator. Had such actions not been taken, net investment income (loss) per share and the ratios would have been as follows:

Net investment income (loss) per share                                $0.189         $0.307        $(0.258)
                                                                     -------        -------        -------
Ratios (As a percentage of average daily net assets):
Expenses (1) (3)                                                        2.70%+         3.07%         20.95%+
Net investment income (loss)                                            3.66%+         2.97%        (16.50%)+


** For The Traditional Pennsylvania Fund, the Financial Highlights are for the period from the start of business, June 1, 1994 to July 31, 1994.
  + Annualized
 ++The per share amount is not in accord with the net realized and unrealized gain for the period because of the timing of sales of Fund shares and the amount of per share realized and unrealized gains and losses at such time.
(1) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(2) Total return is calculated assuming purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is computed on a non-annualized basis.
(3) The annualized expense ratios for the six month period ended January 31, 1996 have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Fund to increase their expense ratio by the effect of any expense offset arrangement with their service providers. The expense ratios for each of the two years ended July 31, 1995 have not been adjusted to reflect this change.

See notes to financial statements














Notes to Financial Statements
(Unaudited)

(1) Significant Accounting Policies
Eaton Vance Municipals Trust (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of sixty-three Funds, of which three non-diversified Funds are included in these financial statements. They include EV Traditional Connecticut Municipals Fund, ("Traditional Connecticut Fund"), EV Traditional New Jersey Municipals Fund ("Traditional New Jersey Fund") and EV Traditional Pennsylvania Municipals Fund ("Traditional Pennsylvania Fund"). Each Fund invests all of its investable assets in interests in a separate corresponding open-end non-diversified management investment company (a Portfolio), a New York Trust, having the same investment objective as its corresponding Fund. The Traditional Connecticut Fund invests its assets in the Connecticut Municipals Portfolio, the Traditional New Jersey Fund invests its assets in the New Jersey Municipals Portfolio and the Traditional Pennsylvania Fund invests its assets in the Pennsylvania Municipals Portfolio. The value of each Fund's investment in its corresponding Portfolio reflects the Funds' proportionate interest in the net assets of that Portfolio (0.8%, 0.5%, and 0.4% at January 31, 1996 for the Traditional Connecticut Fund, Traditional New Jersey Fund and Traditional Pennsylvania Fund, respectively.) The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with each Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Investment Valuations - Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

B. Income - Each Fund's net investment income consists of each Fund's pro rata share of the net investment income of its corresponding
Portfolio, less all actual and accrued expenses of each Fund determined in accordance with generally accepted accounting principles.

C. Federal Taxes - Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At July 31, 1995, net capital losses of $12,141, $22,379 and $15,147 for the Traditional Connecticut Fund, Traditional New Jersey Fund and Traditional Pennsylvania Fund, respectively, attributable to security transactions incurred after October 31, 1994 are treated as arising on the first day of the Fund's current taxable year. Dividends paid by each Fund from net interest on tax exempt municipal bonds allocated from its corresponding Portfolio are not includable by shareholders as gross income for federal income tax purposes because each Fund and Portfolio intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

D. Deferred Organization Expenses - Costs incurred by a Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

E. Other - Investment transactions are accounted for on a trade date basis.

F. Interim Financial Information - The interim financial statements relating to January 31, 1996 and for the six month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments consisting only of normal recurring adjustments necessary for the fair presentation of the financial statements.

(2) Distributions to Shareholders
The net income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statements purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

(3) Shares of Beneficial Interest
The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares for the were as follows:

<captioned>
                                                       Traditional           Traditional             Traditional
                                                    Connecticut Fund       New Jersey Fund        Pennsylvania Fund
                                               ------------------------  -------------------     --------------------
                                                Six Months  Year Ended   Six Months  Year Ended  Six Months Year Ended
                                                  Ended                    Ended                   Ended
                                                January 31,  July 31,    January 31,  July 31,   January 31,  July 31,
                                                   1996        1995         1996        1995       1996        1995
                                               (unaudited)               (unaudited)            (unaudited)
                                                 --------     -------      -------    --------    --------   --------
Sales                                              37,418     120,607       63,331    176,303      69,104     161,529
Issued to shareholders electing to receive
  payments of distributions in Fund Shares            898       1,266        2,479      1,938       2,684       1,318
Redemptions                                          (221)    (27,499)     (16,279)   (36,535)    (42,145)    (23,354)
                                                 --------     -------      -------   --------    --------    --------
  Net Increase                                     38,095      94,374       49,531    141,706      29,643      39,493
                                                 ========     =======      =======    =======    ========    ========

(4) Transactions with Affiliates
Eaton Vance Management (EVM) serves as the administrator of each Fund, but receives no compensation. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. To enhance the net income of the Funds for the six months ended January 31, 1996, $13,234, $15,772 and $18,642 of expenses related to the operation of the Traditional Connecticut Fund, Traditional New Jersey Fund and Traditional Pennsylvania Fund, respectively, were allocated on a preliminary basis to EVM. Except as to Trustees of the Funds and the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to each Fund out of such investment adviser fee.

Investors Bank & Trust Company (IBT), serves as custodian to the Funds and the Portfolios. Prior to November 10, 1995, IBT was an affiliate of EVM. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average cash balances the Funds or the Portfolios maintains with IBT. All significant credit balances used to reduce the Funds' custodian fees are reflected as a reduction of operating expenses on the statement of operations.Certain of the officers and Trustees of the Funds and Portfolios are officers and directors/trustees of the above organizations.

(5) Investment Transactions
Increases and decreases in each Fund's investment in its corresponding Portfolio for the six months ended January 31, 1996 were as follows:
               Traditional        Traditional        Traditional
            Connecticut Fund    New Jersey Fund    Pennsylvania Fund
            ----------------    ---------------    -----------------
Increases       $384,884            $640,380           $635,646
Decreases         41,873             215,865            474,500

(6) Service Plan
Each Fund has adopted a service plan designed to meet the requirements of Rule 12b-1 under the Investment Company Act of 1940 and the service fee requirements of the revised sales charge rule of The National Association of Securities Dealers, Inc. The Service Plans provide that each Fund may make service fee payments to the Principal Underwriter, Eaton Vance Distributors, Inc., a subsidiary of Eaton Vance Management, Authorized Firms or other persons in amounts not exceeding 0.25% of each Fund's average daily net assets for any fiscal year. The Trustees have initially implemented each Plan by authorizing the Fund to make quarterly service fee payments to the Principal Underwriter and Authorized Firms in amounts not exceeding 0.20% of each Fund's average daily net assets for any fiscal year which is attributable to shares of a Fund sold by such persons and remaining outstanding for at least one year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. For the six months ended
January 31, 1996, the Traditional Connecticut Fund, Traditional
New Jersey Fund and Traditional Pennsylvania Fund paid or accrued service fees of $328, $305 and $275, respectively.

Certain of the officers and Trustees of the Funds are officers or directors of EVD.

(7) Special Meetings of Shareholders
On December 8, 1995, special meetings of the shareholders of Traditional Connecticut Fund, the Traditional New Jersey Fund and Traditional Pennsylvania Fund were held for the purpose of voting on the matters listed below. On October 23, 1995, the record date of the meetings, Traditional Connecticut Fund, Traditional New Jersey Fund and Traditional Pennsylvania Fund had 115,169, 202,739 and 188,568 shares, respectively, outstanding, of which 86,052, 103,389 and 94,664 shares, respectively, were represented at the meetings.

Item 1. To consider and act on a proposal to amend each Fund's investment policy to provide that the Fund may invest without limit in municipal obligations the interest on which is exempt from regular federal income tax (but which may be a tax preference item for purposes of alternative minimum tax) and from the State taxes that, in accordance with each Fund's investment objective, the Fund seeks to avoid.

Item 2. To approve the revision of certain of each Fund's fundamental investment restrictions as follows:
         2A. Eliminate the restriction concerning transactions with affiliates.
         2B. Eliminate the restriction concerning investing for control. 2C. Eliminate the restriction concerning joint transactions. 2D. Reclassify the restriction concerning short sales.
         2E. Reclassify the restriction concerning investment in affiliated issuers.
         2F. Reclassify the restriction concerning investment in exploration companies.
         2G. Eliminate the restriction concerning diversification of assets.
         2H.  Amend the restriction concerning underwriting.
         2I. Amend the restriction concerning investing in futures transactions.
         2J.  Amend the restriction concerning lending.
         2K. Amend the restriction concerning borrowing, pledging and senior securities.
         2L. Clarify the restrictions concerning investing in another investment company.

The following are the results of the voting on each proposal:

For Traditional Connecticut Fund:
Proposal:      1       2A       2B       2C       2D       2E       2F       2G       2H       2I       2J       2K       2L
            ------   ------   ------   ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
For         80,839   80,839   78,404   80,839   86,053   86,053   80,839   80,839   86,053   86,053   86,053   83,618   86,053
Against          0    5,213    7,648    5,213        0        0    5,213    5,213        0        0        0    2,435        0
Abstain      5,213        0        0        0        0        0        0        0        0        0        0        0        0
For Traditional New Jersey Fund:
Proposal:      1       2A       2B       2C       2D       2E       2F       2G       2H       2I       2J       2K       2L
            ------   ------   ------   ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
For        102,430   95,639   87,938   93,527   93,777   95,639   94,887   96,428   92,738   92,738   92,738   93,527  101,498
Against          0      789    5,839    2,901        0    2,938    3,680        0    3,690    3,690    3,690    2,901      789
Abstain        959    6,961    9,612    6,961    9,612    4,812    4,812    6,961    6,961    6,961    6,961    6,961    1,102
For Traditional Pennsylvania Fund:
Proposal:      1       2A       2B       2C       2D       2E       2F       2G       2H       2I       2J       2K       2L
            ------   ------   ------   ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
For         90,333   87,082   89,336   90,807   89,336   89,336   90,807   89,336   89,336   89,336   90,807   90,807   90,807
Against          0    3,251      997      997    2,468      997      997      997      997      997      997      997      997
Abstain      4,331    4,331    4,331    2,860    2,860    4,331    2,860    4,331    4,331    4,331    2,860    2,860    2,860









                                     Connecticut Municipals Portfolio
                                     Portfolio of Investments - January 31, 1996 (Unaudited)
                                     Tax-Exempt Investments - 100%
Ratings   (Unaudited)    Principal
---------------------       Amount
          Standard            (000
Moody's   & Poor's         Omitted)  Security                                                             Value
-----------------------------------------------------------------------------                    ---------------
                                     Education - 9.1%
Baa       BBB               $1,000   Connecticut HEFA, University
                                     of Hartford, 6.75%, 7/1/12                                       $1,040,170
Baa       BBB                5,500   Connecticut HEFA, University
                                     of Hartford, 6.80%, 7/1/22                                        5,709,550
NR        BBB-               4,775   Connecticut HEFA, Quinnipiac
                                     College, 6.00%, 7/1/23                                            4,625,065
Baa       A                  1,000   Connecticut HEFA, Sacred
                                     Heart University, 6.80%,
                                     7/1/12                                                            1,085,710
NR        BBB-               1,000   Connecticut HEFA, Sacred
                                     Heart University, 5.80%,
                                     7/1/23                                                              940,010
NR        A                  1,125   Connecticut HEFA, Taft
                                     School, 5.40%, 7/1/20                                             1,120,399
Aaa       AAA                3,400   Connecticut HEFA, Yale
                                     University, 7.791%,
                                     6/10/30 (1)                                                       3,620,184
                                                                                                 ---------------
                                                                                                     $18,141,088
                                                                                                 ---------------
                                     Escrowed to Maturity - 2.9%
NR        AA-                 $650   State of Connecticut
                                     General Obligations Bonds,
                                     6.875%, 7/15/10                                                    $733,440
NR        AAA                  800   Connecticut Special Tax
                                     Obligation Bonds (STO),
                                     Transportation Infrastructure
                                     Purposes, 6.75%, 6/1/11                                             919,232
Aaa       AA-                  645   Connecticut STO,
                                     Transportation Infrastructure
                                     Purposes, 6.50%, 7/1/09                                             708,191
A1        NR                   300   Amity RSD No. 5 Bonds,
                                     6.80%, 6/15/08                                                      324,900
NR        A-                 1,630   City of Stratford, General
                                     Obligations Bonds, 7.30%,
                                     3/1/12                                                            1,885,013
NR        AAA                1,000   Puerto Rico Industrial Medical
                                     & Environmental Pollution
                                     Control Facilities, Dr.
                                     Pila Hospital, 7.85%, 8/1/28                                      1,114,790
                                                                                                 ---------------
                                                                                                      $5,685,566
                                                                                                 ---------------
                                     General Obligations - 4.5%
A         AA-               $2,000   City of Bridgeport, 6.125%,
                                     3/1/05                                                           $2,176,900
Aa        AA-                1,750   State of Connecticut, Capital
                                     Appreciation Bonds, 0%,
                                     11/1/09                                                             869,068
Aa        AA-                1,000   State of Connecticut, 5.50%,
                                     3/15/10                                                          $1,049,090
Aa        AA-                  500   State of Connecticut, 5.50%,
                                     3/15/11                                                             521,935
Aa        AA                 1,270   City of Danbury, 4.50%,
                                     2/1/14                                                            1,154,468
Aa1       NR                   650   City of Farmington, 5.70%,
                                     1/15/11                                                             702,468
NR        BBB                  500   Government of Guam, 5.40%,
                                     11/15/18                                                            464,710
Aa1       AA+                  925   City of Norwalk Maritime
                                     Center Project Bonds, 6.05%,
                                     2/1/09                                                              996,493
NR        NR                 1,000   Virgin Islands PFA Revenue
                                     Bonds, 7.25%, 10/1/18                                             1,075,430
                                                                                                 ---------------
                                                                                                      $9,010,562
                                                                                                 ---------------
                                     Health Care (Non-
                                     Hospital) - 12.3%
A1        AA-                 $600   Connecticut HEFA,
                                     Nursing Home Program
                                     (NHP) (Noble Horizons),
                                     6.00%, 11/1/22                                                     $618,216
A1        AA-                1,000   Connecticut HEFA, (NHP)
                                     (Jewish Home-Fairfield),
                                     6.25%, 11/1/20                                                    1,059,270
A1        AA-                  655   Connecticut HEFA, (NHP)
                                     (St. Camillus), 6.25%, 11/1/18                                      693,822
A1        AA-                3,250   Connecticut HEFA, (NHP)
                                     (St. Joseph's Manor) 6.25%,
                                     11/1/16                                                           3,434,535
A1        AA-                1,365   Connecticut HEFA, (NHP)
                                     (Sharon Healthcare) 6.25%,
                                     11/1/14                                                           1,449,316
A2        NR                 9,000   Connecticut Development
                                     Authority Health Care Bonds
                                     (Duncaster), 6.75%, 9/1/15 "                                      9,671,760
A1        AA-                  720   Connecticut HEFA, (NHP)
                                     (Highland View), 7.00%,
                                     11/1/07                                                             824,141
A1        AA-                  335   Connecticut HEFA, (NHP)
                                     (Wadsworth Glen), 7.00%,
                                     11/1/07                                                             383,454
A1        AA-                2,000   Connecticut HEFA, (NHP)
                                     (Wadsworth Glen), 7.50%,
                                     11/1/16                                                           2,329,660
A1        AA-                  500   Connecticut HEFA, (NHP)
                                     Windsor Nursing Home,
                                     7.125%, 11/1/24                                                     566,425
A1        AA-                3,000   Connecticut HEFA, (NHP)
                                     (Windsor), 7.125%, 11/1/14                                        3,409,830
                                                                                                 ---------------
                                                                                                     $24,440,429
                                                                                                 ---------------
                                     Hospitals - 7.2%
NR        A-                $3,770   Connecticut HEFA, William
                                     W. Backus Hospital, 6.375%,
                                     7/1/22                                                           $3,902,214
Baa1      NR                 9,150   Connecticut HEFA, Griffin
                                     Hospital, 5.75%, 7/1/23                                           8,337,403
NR        BBB-               2,000   Connecticut HEFA, New Britan
                                     Memorial Hospital, 7.75%,
                                     7/1/22                                                            2,168,800
                                                                                                 ---------------
                                                                                                     $14,408,417
                                                                                                 ---------------
                                     Housing - 10.5%
Aa        AA                  $100   Connecticut HFA Mortgage
                                     Revenue Bonds (MRB),
                                     7.40%, 11/15/99                                                    $104,177
Aa        AA                   250   Connecticut HFA, (MRB),
                                     7.10%, 11/15/00                                                     263,120
Aa        AA                   200   Connecticut HFA, (MRB),
                                     7.00%, 11/15/09                                                     213,472
Aa        AA                 6,200   Connecticut HFA, (MRB),
                                     6.70%, 11/15/12                                                   6,640,510
Aa        AA                   210   Connecticut HFA, (MRB),
                                     6.55%, 11/15/13                                                     222,020
Aa        AA                 3,000   Connecticut HFA, (MRB),
                                     6.20%, 5/15/14                                                    3,102,210
Aa        AA                 1,700   Connecticut HFA, (MRB),
                                     6.35%, 5/15/17                                                    1,784,864
Aa        AA+                  140   Connecticut HFA, (MRB),
                                     7.625%, 11/15/17                                                    145,254
Aa        AA                 1,340   Connecticut HFA, (MRB),
                                     6.90%, 5/15/20                                                    1,398,947
Aa        AA                 1,750   Connecticut HFA, (MRB),
                                     6.20%, 5/12/21                                                    1,783,180
Aa        AA                   100   Connecticut HFA, (MRB),
                                     6.70%, 11/5/22                                                      103,606
Aa        AA                 2,500   Connecticut HFA, (MRB),
                                     6.60%, 11/15/23                                                   2,632,250
Aa        AA                 2,000   Connecticut HFA, (MRB),
                                     6.75%, 11/15/23                                                   2,126,200
NR        AA                   305   Puerto Rico HFC, (MRB),
                                     7.50%, 10/1/11                                                      319,518
                                                                                                 ---------------
                                                                                                     $20,839,328
                                                                                                 ---------------
                                     Industrial Development/
                                     Pollution Control
                                     Revenues - 4.7%
Aaa       AAA               $1,000   Connecticut Development
                                     Authority PCR (Pfizer Inc.),
                                     6.55% 2/15/13                                                    $1,104,280
Aa        AA-                2,000   Connecticut Development
                                     Authority (Economic Develop-
                                     ment Projects), Revenue Bonds,
                                     6.00%, 11/15/08                                                   2,128,880
A1        A+                 2,000   Connecticut Development
                                     Authority (New England Power
                                     Company Project), 7.25%,
                                     10/15/15                                                          2,176,120
NR        BBB+               3,065   Connecticut Development
                                     Authority Airport Facility
                                     (Signature Flight) 6.625%,
                                     12/1/14                                                           3,146,805
Baa3      BB+                  700   Puerto Rico Port Authority
                                     American Airlines, 6.30%,
                                     6/1/23                                                              716,758
                                                                                                 ---------------
                                                                                                      $9,272,843
                                                                                                 ---------------
                                     Insured Airports - 4.9%
Aaa       AAA               $8,200   State of Connecticut Airport
                                     Revenue Bonds, Bradley
                                     International Airport, (FGIC),
                                     7.65%, 10/1/12                                                   $9,787,192
                                                                                                 ---------------
                                     Insured College and
                                     University - 3.9%
Aaa       AAA                 $725   Connecticut HEFA, Fairfield
                                     University (MBIA), 5.00%,
                                     7/1/18                                                             $700,321
Aaa       AAA                1,200   Connecticut HEFA, Connecticut
                                     College (MBIA), 6.625%,
                                     7/1/11                                                            1,304,904
Aaa       AAA                2,000   Connecticut HEFA, Trinity
                                     College (MBIA), 6.00%,
                                     7/1/22                                                            2,095,220
Aaa       AAA                1,555   Connecticut HEFA, Choate
                                     Rosemary College (MBIA),
                                     6.80%, 7/1/15  (2)                                                1,751,925
Aaa       AAA                  750   Connecticut HEFA, Loomis
                                     Chafee (MBIA), 6.00%,
                                     7/1/15                                                              790,867
Aaa       AAA                1,000   Connecticut HEFA, Loomis
                                     Chafee (MBIA), 6.00%,
                                     7/1/25                                                            1,047,560
                                                                                                 ---------------
                                                                                                      $7,690,797
                                                                                                 ---------------
                                     Insured Miscellaneous - 1.6%
Aaa       AAA               $2,160   Connecticut Municipal
                                     Electric Energy Cooperative
                                     Bonds (MBIA), 5.00%,
                                     1/1/18                                                           $2,087,359
Aaa       AAA                1,000   South Central Connecticut
                                     Water Authority Revenue
                                     Bonds 5.75%, 8/1/12                                               1,043,820
                                                                                                 ---------------
                                                                                                      $3,131,179
                                                                                                 ---------------
                                     Insured General
                                     Obligations - 3.3%
Aaa       AAA               $1,220   Town of Bethel, (MBIA),
                                     6.50%, 2/15/09                                                   $1,412,711
Aaa       AAA                  740   Town of Stratford, (MBIA),
                                     6.60%, 3/1/11                                                       867,717
Aaa       AAA                1,000   City of New Britain, (MBIA),
                                     6.00%, 3/1/12                                                     1,094,400
Aaa       AAA                1,000   Town of Plainfield, (MBIA),
                                     6.375%, 8/1/11                                                    1,089,320
Aaa       AAA                2,000   Puerto Rico Public Building
                                     Authority Bonds (AMBAC),
                                     5.50%, 7/1/25                                                     2,013,360
                                                                                                 ---------------
                                                                                                      $6,477,508
                                                                                                 ---------------
                                     Insured Healthcare - 0.8%
Aaa       AAA               $1,735   Connecticut HEFA, (NHP)
                                     (St. Joseph's Living Center),
                                     (AMBAC) 5.10%, 11/1/19                                           $1,686,004
                                                                                                 ---------------
                                     Insured Hospitals - 11.2%
Aaa       AAA               $1,000   Connecticut HEFA, Bridgeport
                                     Hospital (MBIA), 6.625%,
                                     7/1/18                                                           $1,103,810
NR        AAA                1,600   Connecticut HEFA, Bridgeport
                                     Hospital (CLEE), 5.25%,
                                     7/1/15                                                            1,561,872
Aaa       AAA                6,750   Connecticut HEFA, St. Francis
                                     Hospital (FGIC), 5.00%,
                                     7/1/23                                                            6,384,150
Aaa       AAA                1,500   Connecticut HEFA, Lawrence
                                     and Memorial Hospital (MBIA),
                                     5.00%, 7/1/13                                                     1,464,165
Aaa       AAA                5,750   Connecticut HEFA, Lawrence
                                     and Memorial Hospital (MBIA),
                                     5.00%, 7/1/22                                                     5,498,150
Aaa       AAA                1,000   Connecticut HEFA, Hospital of
                                     St. Raphael (AMBAC), 6.50%,
                                     7/1/11                                                            1,160,920
Aaa       AAA                1,500   Connecticut HEFA, Hospital of
                                     St. Raphael (AMBAC), 6.625%,
                                     7/1/14                                                            1,627,410
Aaa       AAA                2,000   Connecticut HEFA, Yale-New
                                     Haven Hospital (MBIA), 6.50%,
                                     7/1/12                                                            2,191,740
Aaa       AAA                1,200   Connecticut HEFA, Yale-New
                                     Haven Hospital (MBIA), 7.10%,
                                     7/1/25                                                            1,340,016
                                                                                                 ---------------
                                                                                                     $22,332,233
                                                                                                 ---------------
                                     Insured Solid Waste -  1.0%
Aaa       AAA               $2,000   Connecticut Resources Recovery
                                     Authority Mid-Connecticut
                                     System Bonds (MBIA), 5.50%,
                                     11/15/12                                                         $1,997,640
                                                                                                 ---------------
                                     Insured Water
                                     and Sewer - 0.8%
Aaa       AAA               $1,750   Connecticut Development
                                     Authority Water Facilities Bonds,
                                     Connecticut Water Company (AMBAC),(AMT), 5.875%,
                                     9/1/22                                                           $1,786,855
                                                                                                 ---------------
                                     Solid Waste - 8.1%
A         NR                $2,500   Bristol Resource Recovery
                                     Facility Operating Committee,
                                     (Ogden Martin Systems),
                                     6.50%, 7/1/14                                                    $2,672,350
Baa1      AA-                  450   Connecticut Resources
                                     Recovery Authority (American
                                     REF-FUEL Company),
                                     (AMT), 8.00%, 11/15/15                                              495,581
Baa1      A                  1,000   Connecticut Resources
                                     Recovery Authority (American
                                     REF-FUEL Company),
                                     (AMT), 8.10%, 11/15/15                                            1,103,850
A2        A                  4,250   Connecticut Resources
                                     Recovery Authority (American
                                     REF-FUEL Company),
                                     (AMT), 6.45%, 11/15/22                                            4,462,628
NR        A-                 7,970   Eastern Connecticut Resource
                                     Recovery Authority, (Wheela-
                                     brator Lisbon), 5.50%,
                                     1/1/20                                                            7,325,068
                                                                                                 ---------------
                                                                                                     $16,059,477
                                                                                                 ---------------
                                     Special Tax - 4.8%
A1        AA-               $1,000   State of Connecticut STO,
                                     5.40%, 9/1/10                                                    $1,015,640
A1        AA-                3,180   State of Connecticut STO,
                                     6.125%, 9/1/12                                                    3,526,429
Baa1      A                  4,465   Puerto Rico Highway &
                                     Transpotation Authority, series x,
                                     5.50%, 7/1/15                                                     4,475,314
Baa1      A                    500   Puerto Rico Highway &
                                     Transportation Authority
                                     5.50%, 7/1/15                                                       505,335
                                                                                                 ---------------
                                                                                                      $9,522,718
                                                                                                 ---------------
                                     Student Loans - 2.4%
A1        NR                  $440   Connecticut Higher Education
                                     Supplemental Loan Authority
                                     Revenue Bonds (AMT),
                                     7.375%, 11/15/05                                                   $467,795
A1        NR                 1,340   Connecticut Higher Education
                                     Supplemental Loan Authority
                                     Revenue Bonds (AMT),
                                     6.20%, 11/15/09                                                   1,397,647
A1        NR                 2,760   Connecticut Higher Education
                                     Supplemental Loan Authority
                                     Revenue Bonds (AMT),
                                     7.50%, 11/15/10                                                   2,943,098
                                                                                                 ---------------
                                                                                                      $4,808,540
                                                                                                 ---------------
                                     Utilities - 4.3%
NR        BBB               $1,100   Guam Power Authority
                                     Revenue Bonds, 6.625%,
                                     10/1/14                                                          $1,153,427
NR        BBB                3,625   Guam Power Authority
                                     Revenue Bonds, 6.30%,
                                     10/1/22                                                           3,697,210
NR        NR                 3,500   Virgin Islands Water and
                                     Power Authority, Electric
                                     Revenue System Bonds
                                     7.40%. 7/1/11                                                     3,758,825
                                                                                                 ---------------
                                                                                                      $8,609,462
                                                                                                 ---------------
                                     Water & Sewer
                                     Revenue - 1.7%
Aa        AA+               $1,250   State of Connecticut Clean
                                     Water Fund Revenue Bonds,
                                     6.00%, 10/1/12                                                   $1,393,075
NR        A+                 2,225   Connecticut Development
                                     Authority Water Facilities,
                                     Stamford Water Company,
                                     5.30%, 9/1/28                                                     2,151,263
                                                                                                 ---------------
                                                                                                       3,544,338
                                                                                                 ---------------
                                     Total tax-exempt investments
                                     (identified cost $190,611,515)                                 $199,232,176
                                                                                                 ===============


(1) The above designated securities have been issued as inverse floater bonds.
(2) Security has been segregated to cover margin requirements for open financial futures contracts.

The Portfolio invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 1996, 27.5% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 4.3% to 14.0% of total investments.


                     See notes to financial statements





                                     New Jersey Municipals Portfolio
                                     Portfolio of Investments - January 31, 1996 (Unaudited)
                                     Tax-Exempt Investments - 100%

Ratings   (Unaudited)    Principal
----------------------      Amount
          Standard            (000
Moody's   & Poor's         Omitted)  Security                                                             Value
-----------------------------------------------------------------------------                    ---------------
                                     Cogeneration - 3.4%
NR        BB+              $12,750   New Jersey Economic
                                     Development Authority,
                                     Vineland Cogeneration
                                     Limited Partnership, (AMT),
                                     7.875%, 6/1/19                                                  $13,815,390
                                                                                                 ---------------
                                     Education - 3.1%
Baa1      BBB              $ 2,480   New Jersey Educational
                                     Facilities Authority, Seton
                                     Hall  University, 7.00%,
                                     7/1/21                                                          $ 2,718,030
Aa1       AA+                1,000   New Jersey Educational
                                     Facilities Authority,
                                     Princeton Theological
                                     Seminary, 6.375%, 7/1/22                                          1,084,500
NR        NR                 8,800   New Jersey Higher
                                     Educational Student Loan
                                     Bonds, (AMT), 0%,  7/1/10                                         3,377,088
NR        BBB-                 750   Puerto Rico Industrial, Tourist,
                                     Educational, Medical and
                                     Environmental  Authority,
                                     Polytechnic University, 5.50%,
                                     8/1/24                                                              679,260
NR        BBB-               1,000   Puerto Rico Industrial, Tourist,
                                     Educational, Medical and
                                     Environmental  Authority,
                                     Polytechnic University, 6.50%,
                                     8/1/24                                                            1,039,280
A1        AA                 2,500   Rutgers, The State University
                                     of New Jersey, 6.85%, 5/1/21                                      2,740,700
A         AA                 1,000   University of Medicine and
                                     Dentistry of New Jersey,
                                     7.20%, 12/1/19                                                    1,112,870
                                                                                                 ---------------
                                                                                                     $12,751,728
                                                                                                 ---------------
                                     Escrowed/Prerefunded - 2.6%
Aaa       AAA              $   870   The City of Newark, (AMBAC),
                                     Prerefunded to 10/1/99,
                                     7.375%, 10/1/07                                                 $   985,519
NR        NR                 2,000   County of Passaic, Prerefunded
                                     to 9/1/99, 6.70%, 9/1/13                                          2,212,740
Baa1      AAA                5,645   Puerto Rico Aqueduct and
                                     Sewer Authority, Prerefunded
                                     to 7/1/98, 7.875%, 7/1/17                                         6,285,708
Aa        AAA                1,205   New Jersey Health Care
                                     Facilities Financing Authority,
                                     Barnett Hospital, (FHA),
                                     Prerefunded to 8/1/01, 6.80%,
                                     8/1/19                                                            1,367,192
                                                                                                 ---------------
                                                                                                     $10,851,159
                                                                                                 ---------------
                                     General Obligations - 13.5%
NR        BBB              $ 9,745   Government of Guam, 5.40%,
                                     11/15/18                                                        $ 9,057,198
NR        A+                 5,000   The Hudson County
                                     Improvement Authority,
                                     6.625%, 8/1/25                                                    5,349,400
Aa1       NR                 3,000   Mercer County Improvement
                                     Authority Solid Waste, 0%,
                                     4/1/10                                                            1,436,580
Baa1      A                  2,000   Commonwealth of Puerto
                                     Rico, 5.50%, 7/1/17                                               1,980,020
Baa1      A                  1,990   Commonwealth of Puerto
                                     Rico, 6.45%, 7/1/17                                               2,143,031
Baa1      A                  5,000   Commonwealth of Puerto
                                     Rico, 6.50%, 7/1/23                                               5,401,150
Baa1      A                  4,925   Commonwealth of Puerto
                                     Rico, 5.40%, 7/1/25                                               4,790,400
Baa1      A                  4,000   Puerto Rico Public
                                     Buildings Authority, Public
                                     Education and Health
                                     Facilities, 5.75%, 7/1/15                                         4,054,840
Baa1      A                  2,075   Puerto Rico Public
                                     Buildings Authority, Public
                                     Education and Health
                                     Facilities, 5.75%, 7/1/16                                         2,103,448
Baa1      A                  5,125   Puerto Rico Public Buildings
                                     Authority, Public Education
                                     and Health Facilities, 5.50%,
                                     7/1/21                                                            5,048,843
NR        NR                13,350   Virgin Islands Public Finance
                                     Authority, 7.25%, 10/1/18                                        14,356,990
                                                                                                 ---------------
                                                                                                     $55,721,900
                                                                                                 ---------------
                                     Healthcare (Non-
                                     Hospital) - 1.9%
NR        NR               $ 1,400   New Jersey Economic
                                     Development Authority,
                                     Claremont  Health System,
                                     8.75%, 9/1/22                                                   $ 1,495,200
NR        NR                 2,500   New Jersey Economic
                                     Development Authority,
                                     Victoria  Health , 7.65%,
                                     1/1/14                                                            2,452,300
NR        NR                 3,630   New Jersey Economic
                                     Development Authority,
                                     Forsgate, 8.625%,  6/1/25                                         3,733,310
                                                                                                 ---------------
                                                                                                     $ 7,680,810
                                                                                                 ---------------
                                     Hospitals - 7.4%
Aa        AAA              $ 9,585   New Jersey Health Care
                                     Facilities Financing Authority,
                                     Barnett Hospital, (FHA),
                                     6.80%, 8/1/19                                                   $10,360,043
A         A-                 2,300   New Jersey Health Care
                                     Facilities Financing Authority,
                                     Atlantic City Medical Center,
                                     6.80%, 7/1/11                                                     2,485,449
Baa1      NR                 5,875   New Jersey Health Care
                                     Facilities Financing Authority,
                                     Deborah Heart and Lung
                                     Center, 6.30%, 7/1/23                                             6,063,764
Baa       NR                 2,000   New Jersey Health Care
                                     Facilities Financing Authority,
                                     Southern Ocean County
                                     Hospital, 6.25%, 7/1/23                                           1,984,280
A         A-                10,425   New Jersey Health Care
                                     Facilities Financing Authority,
                                     Chilton Memorial Hospital,
                                     5.00%, 7/1/13                                                     9,734,552
                                                                                                 ---------------
                                                                                                     $30,628,088
                                                                                                 ---------------
                                     Housing - 3.8%
NR        AAA              $ 2,000   New Jersey Housing and
                                     Mortgage Finance Agency,
                                     Presidential Plaza, (FHA),
                                     6.95%, 5/1/13                                                   $ 2,138,460
NR        AAA                3,700   New Jersey Housing and
                                     Mortgage Finance Agency,
                                     Presidential Plaza, (FHA),
                                     7.00%, 5/1/30                                                     3,935,320
NR        AA+                1,975   New Jersey Housing and
                                     Mortgage Finance Agency,
                                     Section 8, 7.10%, 11/1/11                                         2,114,001
NR        AA+                1,000   New Jersey Housing and
                                     Mortgage Finance Agency,
                                     Section 8, 7.10%, 11/1/12                                         1,070,380
NR        A+                 3,715   New Jersey Housing and
                                     Mortgage Finance Agency,
                                     Section 8, 6.60%, 11/1/14                                         3,890,125
NR        A+                 1,000   New Jersey Housing and
                                     Mortgage Finance Agency,
                                     Rental Housing, (AMT),
                                     7.10%, 5/1/22                                                     1,061,880
NR        AA+                1,250   New Jersey Housing and
                                     Mortgage Finance Agency,
                                     Rental Housing, (AMT),
                                     7.25%, 11/1/22                                                    1,323,213
Aaa       AAA                  300   Puerto Rico Housing
                                     Finance Corporation
                                     Mortgage Revenue  (GNMA),
                                     6.85%, 10/15/23                                                     207,043
                                                                                                 ---------------
                                                                                                    $15,740, 422
                                                                                                 ---------------
                                     Industrial Development/
                                     Pollution Control - 8.3%
NR        NR               $ 2,000   Middlesex County Pollution
                                     Control Financing Authority,
                                     Amerada Hess Corporation,
                                     7.875%, 6/1/22                                                  $ 2,278,380
NR        NR                 4,000   Middlesex County Pollution
                                     Control Financing Authority,
                                     Amerada Hess Corporation,
                                     6.875%, 12/1/22                                                   4,259,120
Aa1       NR                 3,000   New Jersey Economic
                                     Development Authority,
                                     Garden State Paper Company,
                                     (AMT), 7.125%, 4/1/22                                             3,134,610
NR        NR                 2,000   New Jersey Economic
                                     Development Authority,
                                     The Seeing Eye, Inc., 7.30%,
                                     4/1/11                                                            2,150,480
NR        NR                 5,640   New Jersey Economic
                                     Development Authority,
                                     Holt Hauling, (AMT), 8.95%,
                                     12/15/19                                                          5,982,968
NR        NR                 1,160   New Jersey Economic
                                     Development Authority,
                                     National Association of
                                     Accountants, Inc. 7.65%,
                                     7/1/09                                                            1,256,732
NR        AA-                3,300   New Jersey Economic
                                     Development Authority,
                                     Oak Grove Associates, 6.125%,
                                     12/1/06                                                           3,497,274
Baa1      A-                 2,135   New Jersey Economic
                                     Development Authority,
                                     GATX Terminals Corporation,
                                     7.30%, 9/1/19                                                     2,437,316
Aa3       AA-                1,300   Puerto Rico Industrial,
                                     Medical and Environmental
                                     Pollution Control
                                     Authority, Motorola, Inc.,
                                     6.75%, 1/1/14                                                     1,417,507
Baa3      BB+                7,750   Puerto Rico Port Authority,
                                     American Airlines, (AMT),
                                     6.30%, 6/1/23                                                     7,935,534
                                                                                                 ---------------
                                                                                                     $34,349,923
                                                                                                 ---------------
                                     Insured Education - 0.5%
Aaa       AAA              $ 2,000   New Jersey State Educational
                                     Facilities Authority, Seton Hall
                                     University, (BIGI), 6.85%,
                                     7/1/19                                                          $ 2,189,120
                                                                                                 ---------------
                                     Insured Healthcare - 0.6%
Aaa       AAA              $ 2,500   New Jersey Economic
                                     Development Authority, Clara
                                     Maass Health System, (FSA),
                                     5.00%, 7/1/25                                                   $ 2,378,025
                                                                                                 ---------------
                                     Insured Hospitals - 0.9%
Aaa       AAA              $ 2,000   New Jersey Health Care
                                     Facilities Financing Authority,
                                     Hackensack Medical Center,
                                     (FGIC), 6.25%, 7/1/21                                           $ 2,086,260
Aaa       AAA                1,570   New Jersey Health Care
                                     Facilities Financing Authority,
                                     Cathedral Health Services,
                                     (MBIA), 7.25%, 2/15/21                                            1,777,538
                                                                                                 ---------------
                                                                                                     $ 3,863,798
                                                                                                 ---------------
                                     Insured Housing - 1.3%
Aaa       AAA              $ 1,410   New Jersey Housing and
                                     Mortgage Finance Agency,
                                     (MBIA), 7.375%, 10/1/17                                         $ 1,483,940
Aaa       AAA                1,740   New Jersey Housing and
                                     Mortgage Finance Agency,
                                     (AMT), (MBIA), 7.70%,
                                     10/1/29                                                           1,840,694
Aaa       AAA                1,745   Pennsauken Township Housing
                                     Finance Corporation, (MBIA),
                                     8.00%, 4/1/11                                                     1,829,371
                                                                                                 ---------------
                                                                                                     $ 5,154,005
                                                                                                 ---------------
                                     Insured Lease Revenue - 4.9%
Aaa       AAA              $ 3,900   County of Atlantic, Public
                                     Facilities Lease Agreement,
                                     (FGIC), 6.00%, 3/1/13                                           $ 4,329,819
Aaa       AAA                1,750   County of Hudson, New
                                     Jersey Correctional Facility,
                                     (MBIA), 6.50%, 12/1/11                                            1,925,840
Aaa       AAA                6,240   County of Hudson, New
                                     Jersey Correctional Facility,
                                     (MBIA), 6.60%, 12/1/21                                            6,762,101
Aaa       AAA                2,500   County of Hudson, New
                                     Jersey Improvement Authority,
                                     Secondary Yield Curve
                                     Notes, (FGIC), Variable,
                                     12/1/25 (1)                                                       2,712,825
Aaa       AAA                1,800   County of Middlesex, New
                                     Jersey Certificates of
                                     Participation, (MBIA),
                                     6.125%, 2/15/19                                                   1,922,454
Aaa       AAA                2,225   University of Medicine and
                                     Dentistry Certificates of
                                     Participation, (MBIA), 6.75%,
                                     12/1/09                                                           2,445,431
                                                                                                 ---------------
                                                                                                     $20,098,470
                                                                                                 ---------------
                                     Insured Solid Waste - 0.4%
Aaa       AAA              $ 1,500   The Mercer County
                                     Improvement Authority,
                                     Solid Waste Revenue, (AMT),
                                     (FGIC), 6.70%, 4/1/13                                           $ 1,570,710
                                                                                                 ---------------
                                     Insured Special Tax - 0.6%
Aaa       AAA              $ 2,375   New Jersey Economic
                                     Development Authority,
                                     Market Transition Facility,
                                     (MBIA), 5.875%, 7/1/11                                          $ 2,522,060
                                                                                                 ---------------
                                     Insured Transporation - 5.5%
Aaa       AAA              $ 8,000   Delaware River Port
                                     Authority, (FGIC), 5.50%,
                                     1/1/26                                                          $ 8,048,160
Aaa       AAA                5,000   New Jersey Turnpike
                                     Authority "RITES", (MBIA),
                                     Variable, 1/1/16 (1)                                              6,593,200
Aaa       AAA                6,950   New Jersey Turnpike
                                     Authority, (MBIA), 6.50%,
                                     1/1/16                                                            8,109,260
                                                                                                 ---------------
                                                                                                     $22,750,620
                                                                                                 ---------------
                                     Insured Utilities - 3.5%
Aaa       AAA              $ 2,750   New Jersey Economic
                                     Development Authority,
                                     New Jersey American Water
                                     Co., (AMT), (FGIC), 6.875%,
                                     11/1/34                                                         $ 3,072,025
Aaa       AAA               11,500   Salem County, New Jersey,
                                     Public Service Electric and Gas,
                                     (MBIA), 5.55%, 11/1/33                                           11,507,475
                                                                                                 ---------------
                                                                                                     $14,579,500
                                                                                                 ---------------
                                     Insured Water & Sewer - 1.4%
Aaa       AAA              $ 2,500   Middlesex County Utilities
                                     Authority, Sewer Revenue
                                     (MBIA), Variable,
                                     8/15/10 (1)                                                     $ 2,841,625
Aaa       AAA                2,935   New Jersey Economic
                                     Development Authority,
                                     Middlesex Water,  (MBIA),
                                     5.25%, 2/1/29                                                     2,836,824
                                                                                                 ---------------
                                                                                                     $ 5,678,449
                                                                                                 ---------------
                                     Lease/Certificate
                                     of Participation - 3.1%
Baa1      A-               $   720   County of Atlantic, New
                                     Jersey Public Facilities Lease
                                     Agreement,  8.875%,
                                     1/15/14                                                         $   995,918
Baa1      A-                   785   County of Atlantic, New
                                     Jersey Public Facilities Lease
                                     Agreement, 8.875%,
                                     1/15/15                                                           1,089,682
A1        NR                 1,000   Township of Bedminster,
                                     New Jersey Board of
                                     Education, 7.125%,
                                     9/1/10                                                            1,132,310
Aa        AA-                1,000   Mercer County Improvement
                                     Authority, Richard J. Hughes
                                     Justice  Complex, 6.05%,
                                     1/1/14                                                            1,003,250
Aa        AA-                2,000   Mercer County Improvement
                                     Authority, Richard J. Hughes
                                     Justice Complex, 6.05%,
                                     1/1/15                                                            2,006,500
Aa        AA-                1,500   Mercer County Improvement
                                     Authority, Richard J. Hughes
                                     Justice Complex, 6.05%,
                                     1/1/16                                                            1,504,575
Aa        AA-                1,500   Mercer County Improvement
                                     Authority, Richard J. Hughes
                                     Justice Complex, 6.05%,
                                     1/1/17                                                            1,504,575
Aa        AA-                1,250   New Jersey Building
                                     Authority, 7.20%, 6/15/13                                         1,358,413
Aa        AA-                2,590   New Jersey Building
                                     Authority, Garden State
                                     Savings Bonds, 0%, 6/15/10                                        1,236,140
NR        A+                 1,000   New Jersey Economic
                                     Development Authority,
                                     Performing Arts Center
                                     Site Acquisition, 6.75%,
                                     6/15/12                                                           1,083,870
                                                                                                 ---------------
                                                                                                     $12,915,233
                                                                                                 ---------------
                                     Life care - 1.3%
NR        NR               $   300   New Jersey Economic
                                     Development Authority,
                                     Cadbury Corporation,
                                     8.70%, 7/1/07                                                   $   329,001
NR        NR                   615   New Jersey Economic
                                     Development Authority,
                                     Cadbury Corporation,
                                     7.50%, 7/1/21                                                       628,751
NR        NR                 4,000   New Jersey Economic
                                     Development Authority,
                                     Keswick Pines, 8.75%,
                                     1/1/24                                                            4,235,960
                                                                                                 ---------------
                                                                                                     $ 5,193,712
                                                                                                 ---------------
                                     Miscellaneous - 3.0%
A1        A+               $ 1,650   New Jersey Economic
                                     Development Authority,
                                     Economic Recovery Fund,
                                     0%, 9/15/09                                                     $   818,219
A1        A+                 5,500   New Jersey Economic
                                     Development Authority,
                                     Economic Recovery  Fund,
                                     0%, 3/15/13                                                       2,232,175
NR        NR                 7,600   New Jersey Sports and
                                     Exposition Authority,
                                     Monmouth Park, 8.00%,
                                     1/1/25                                                            8,490,796
Aa        A+                 1,000   New Jersey Sports and
                                     Exposition Authority, 5.50%,
                                     9/1/23                                                            1,011,820
                                                                                                 ---------------
                                                                                                     $12,553,010
                                                                                                 ---------------
                                     Solid Waste - 6.9%
Ba        NR               $ 3,655   The Atlantic County Utilities
                                     Authority, Solid Waste Revenue,
                                     7.125%, 3/1/16                                                  $ 3,754,928
Ba        BBB+               6,125   Pollution Control Financing
                                     Authority of Camden
                                     County, (AMT), 7.50%,
                                     12/1/09                                                           6,475,901
Ba        NR                 5,975   Mercer County Improvement
                                     Authority, Solid Waste
                                     System Revenue (AMT),
                                     0%, 4/1/14                                                        1,614,146
Ba        NR                 6,000   Mercer County Improvement
                                     Authority, Solid Waste System
                                     Revenue (AMT), 0%, 4/1/15                                         1,508,160
Ba        NR                 3,000   Mercer County Improvement
                                     Authority, Solid Waste System
                                     Revenue (AMT), 0%, 4/1/16                                           701,640
Ba        NR                 1,500   Passaic County Utilities
                                     Authority Solid Waste System
                                     Revenue, 7.00%, 11/15/07                                          1,523,565
                                     Solid Waste - (continued)
NR        A-                11,930   Union County, New Jersey
                                     Utilities Authority, Solid Waste
                                     Revenue, (AMT), 7.20%,
                                     6/15/14                                                          12,746,012
                                                                                                 ---------------
                                                                                                    $ 28,324,352
                                                                                                 ---------------
                                     Special Tax - 2.1%
Baa1      A                $ 2,285   Puerto Rico Highway and
                                     Transportation Authority,
                                     6.625%, 7/1/12                                                 $  2,525,793
Baa1      A                  1,000   Puerto Rico Highway and
                                     Transportation Authority,
                                     5.50%, 7/1/15                                                     1,010,670
Baa1      A                  4,100   Puerto Rico Highway and
                                     Transportation Authority,
                                     6.625%, 7/1/18                                                    4,532,058
Baa1      BBB+                 550   Puerto Rico Infrastructure
                                     Financing Authority , 7.90%,
                                     7/1/07                                                              602,426
                                                                                                 ---------------
                                                                                                    $  8,670,947
                                                                                                 ---------------
                                     Transportation - 12.0%
NR        BBB              $ 1,250   Guam Airport Authority,
                                     (AMT), 6.60%, 10/1/10                                          $  1,293,125
NR        BBB                2,000   Guam Airport Authority,
                                     (AMT), 6.70%, 10/1/23                                             2,061,360
NR        BBB                1,400   Guam Airport Authority,
                                     6.50%, 10/1/23                                                    1,433,082
A1        AA-                5,000   The Port Authority of New
                                     York and New Jersey, (AMT),
                                     6.25%, 1/15/27                                                    5,203,350
A1        AA-                9,500   The Port Authority of New
                                     York and New Jersey,
                                     7.35%, 10/1/27                                                   11,262,725
A1        AA-                2,645   The Port Authority of New
                                     York and New Jersey,
                                     6.75%, 8/1/26                                                     2,870,380
A1        AA-                5,950   The Port Authority of New
                                     York and New Jersey,
                                     5.375%, 3/1/28                                                    5,999,802
A1        AA-                9,000   The Port Authority of
                                     New York and New Jersey,
Ba1       BB                 5,100   The Port Authority of New
                                     York and New Jersey,
                                     Delta Air Lines Inc., 6.95%,
                                     6/1/08                                                            5,539,416
Baa2      BB+                3,900   New Jersey Economic
                                     Development Authority,
                                     American Airlines, (AMT),
                                     7.10%, 11/1/31                                                    4,160,754
                                                                                                 ---------------
                                                                                                    $ 49,625,804
                                                                                                 ---------------
                                     Utilities - 5.8%
NR        BBB              $   100   Guam Power Authority,
                                     5.25%, 10/1/13                                                 $     92,405
NR        BBB                  750   Guam Power Authority,
                                     5.25%, 10/1/23                                                      674,460
NR        BBB                5,000   Guam Power Authority,
                                     6.75%, 10/1/24                                                    5,291,550
Baa2      BBB                  625   New Jersey Economic
                                     Development Authority,
                                     Elizabethtown Gas Co.,
                                     (AMT), 6.75%, 10/1/21                                               641,050
A2        A                  1,455   New Jersey Economic
                                     Development Authority,
                                     Natural Gas Facilities, 7.05%,
                                     3/1/16                                                            1,550,506
Baa1      A-                   460   Puerto Rico Electric Power
                                     Authority, 7.125%, 7/1/14                                           505,319
Baa1      A-                 3,000   Puerto Rico Electric Power
                                     Authority, 6.00%, 7/1/14                                          3,107,820
Baa1      A-                 1,000   Puerto Rico Electric Power
                                     Authority, 5.25%, 7/1/21                                            965,940
Baa1      A-                 5,340   Puerto Rico Electric Power
                                     Authority, 5.50%, 7/1/25                                          5,270,687
NR        NR                 5,105   Virgin Islands Water and
                                     Power Authority, Electric
                                     System Revenue, 7.40%,
                                     7/1/11                                                            5,482,515
                                                                                                 ---------------
                                                                                                    $ 23,582,252
                                                                                                 ---------------
                                     Water & Sewer - 2.2%
A1        AA-              $ 2,000   Gloucester County Utilities
                                     Authority, 6.50%, 1/1/21                                       $  2,131,180
A3        A                  3,250   New Jersey Economic
                                     Development Authority,
                                     Elizabethtown Water Revenue,
                                     (AMT), 6.70%, 8/1/21                                              3,504,930
Aa        AA                 1,400   New Jersey Wastewater
                                     Treatment Trust, 7.25%,
                                     5/15/08                                                           1,520,372
Aa        AA                 1,000   New Jersey Wastewater
                                     Treatment Trust, 6.875%,
                                     6/15/09                                                           1,117,940
Aa        AA                   250   New Jersey Wastewater
                                     Treatment Trust, 7.00%,
                                     6/15/10                                                             280,185
A1        AA                   500   The Somerset Raritan
                                     Valley Sewerage Authority
                                     6.75%, 07/1/10                                                      546,805
                                                                                                 ---------------
                                                                                                    $  9,101,412
                                                                                                 ---------------
                                     Total tax-exempt investments
                                     (identified cost $381,677,960)                                 $412,290,899
                                                                                                 ===============


(1) The above designated securities have been issued as inverse floater bonds.
The Portfolio primarily invests in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduced the risk associated with such economic developments, at January 31, 1996, 19.6% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.2% to 13.3% of total investments.




                         See notes to financial statements





                                     Pennsylvania Municipals Portfolio
                                     Portfolio of Investments - January 31, 1996 (Unaudited)
                                     Tax-Exempt Investments - 100%

Ratings   (Unaudited)    Principal
----------------------      Amount
          Standard            (000
Moody's   & Poor's         Omitted)  Security                                                             Value
-----------------------------------------------------------------------------                    ---------------
                                     Assisted Living - 2.7%
NR        NR               $ 2,680   Chester County IDA Senior
                                     Lifechoice of Paoli, 8.05%,
                                     1/1/24                                                          $ 2,715,992
NR        NR                 5,000   Chester County IDA Senior
                                     Lifechoice of Kimberton,
                                     8.50%, 9/1/25                                                     5,096,100
NR        NR                 5,000   Delaware County IDA Senior
                                     Quarters Project, 5.625%,
                                     9/1/25                                                            5,144,450
                                                                                                 ---------------
                                                                                                     $12,956,542
                                                                                                 ---------------
                                     Cogeneration - 5.6%
NR        NR               $12,000   PA EDA, Northampton
                                     Generation Project (AMT),
                                     6.50%, 1/1/13                                                   $12,051,120
NR        BBB-               9,000   PA EDA, Colver Project,
                                     (AMT), 7.125%, 12/1/15                                            9,729,270
NR        BBB-               5,000   PA EDA, Colver Project,
                                     (AMT), 7.15%, 12/1/18                                             5,394,400
                                                                                                 ---------------
                                                                                                     $27,174,790
                                                                                                 ---------------
                                     Education - 4.8%
NR        BBB              $ 4,865   Erie Higher Education
                                     Building Authority, Mercy-
                                     hurst College, 5.75%,
                                     3/15/20                                                         $ 4,864,611
Baa1      NR                 1,500   Latrobe, Saint Vincent
                                     College, 6.75%, 5/1/24                                            1,631,460
NR        AAA                2,000   Lehigh County, Allentown
                                     College of St. Francis, 6.75%,
                                     12/15/12                                                          2,190,820
NR        A-                 4,225   Scranton-Lackawanna,
                                     Pennsylvania University,
                                     University of Scranton,
                                     6.40%, 3/1/07                                                     4,536,298
NR        AA                 9,700   Swarthmore Borough,
                                     Swathmore College, 6.00%,
                                     9/15/20                                                          10,232,530
                                                                                                 ---------------
                                                                                                     $23,455,719
                                                                                                 ---------------
                                     Escrowed - 6.3%
Aaa       AAA              $ 5,600   Berks County, GO, (FGIC),
                                     Variable, 11/15/20 (1)                                            6,667,192
Aaa       A-                 1,750   Chester County, HEFA,
                                     Bryn Mar Hospitals, 6.75%,
                                     7/1/14                                                            2,014,390
Aaa       AAA                2,000   Doylestown Hospital Authority,
                                     (AMBAC), 6.90%, 7/1/19                                            2,217,800
Aaa       AAA                1,405   Lycoming County, GO,
                                     (FGIC), 6.40%, 8/15/11                                            1,556,038
Aaa       AAA                  945   Lycoming County, GO,
                                     (FGIC), 6.40%, 8/15/11                                            1,046,588
NR        A-                 1,000   PA HEFA, Elizabeth College,
                                     7.25%, 6/15/11                                                    1,158,360
NR        A-                 6,900   PA IDA, Economic
                                     Development, 7.00%, 1/1/11                                        7,917,405
NR        A-                 5,155   Philadelphia, Hospital and
                                     Higher Education Facility
                                     Authority, Presbyterian
                                     Medical Center, 6.50%,
                                     12/1/11                                                           5,962,272
Baa1      A                  1,000   Puerto Rico Aqueduct &
                                     Sewer, 7.90%, 7/1/07                                              1,114,070
Aaa       AAA                  500   York County Hospital
                                     Authority, (AMBAC), 7.00%,
                                     7/1/21                                                              569,610
                                                                                                 ---------------
                                                                                                     $30,223,725
                                                                                                 ---------------
                                     General Obligations - 6.2%
NR        A                $ 3,000   Chester Upland School
                                     Distict, 6.375%, 9/1/21                                           3,170,040
NR        A                  3,000   Dauphin County, 6.90%,
                                     6/2/26                                                            3,307,260
A1        A+                 2,050   Lower Providence Township
                                     Sewer Authority Guaranteed,
                                     6.75%, 5/01/22                                                    2,310,166
NR        A                  1,950   McKeesport Area School
                                     District, 5.00%, 4/1/13                                           1,871,727
A1        AA-                  465   Pennsylvania
                                     6.75%, 1/1/07                                                       509,073
A1        AA-                  500   Pennsylvania
                                     6.75%, 1/1/08                                                       545,100
A1        AA-                5,435   Pennsylvania
                                     6.50%, 11/1/09                                                    5,872,789
A1        AA-                2,000   Pennsylvania
                                     6.375%, 9/15/12                                                   2,134,800
Baa1      A                  5,100   Puerto Rico
                                     5.40%, 7/1/25                                                     4,960,617
Baa1      A                  2,000   Puerto Rico Aqueduct &
                                     Sewer, 6.25%, 7/1/12                                              2,208,700
Baa1      A                  3,375   Puerto Rico Aqueduct &
                                     Sewer, 5.00%, 7/1/19                                              3,196,631
                                                                                                 ---------------
                                                                                                     $30,086,903
                                                                                                 ---------------
                                     Hospitals - 18.8%
NR        AAA              $ 2,440   Allegheny County, IDA,
                                     Presbyterian Medical Center,
                                     6.75%, 2/1/26                                                   $ 2,610,507
Baa       BBB                2,000   Dauphin County, Community
                                     General Osteopathic Hospital,
                                     7.375%, 6/1/16                                                    2,154,840
                                     Hospitals - (continued)
NR        A-                10,250   Delaware County, Riddle
                                     Memorial Hospital, 6.50%,
                                     1/1/22                                                           10,394,320
NR        NR                 4,755   Hazelton Luzerne County,
                                     Saint Joseph Medical Center,
                                     8.375%, 7/1/12                                                    4,992,890
Baa       NR                 2,670   Indiana County, Indiana
                                     Hospital, 7.125%, 7/1/23                                          2,788,815
NR        BBB+               3,500   Lebanon County, Good
                                     Samaritan Hospital, 6.00%,
                                     11/15/18                                                          3,377,570
A         A                  3,250   Lehigh County, Muhlenberg
                                     Hospital, 6.60%, 7/15/22                                          3,364,498
NR        BBB-               5,405   McKean County, Bradford
                                     Hospital, 6.10%, 10/1/20                                          4,925,036
Baa1      BBB+               2,550   Monroeville, Forbes Health
                                     System, 6.25%, 10/1/15                                            2,589,806
NR        BBB+               2,615   Montgomery County,
                                     Pottstown Medical Center,
                                     6.875%, 11/15/20                                                  2,697,896
A1        A+                   500   PA Hospital and Higher
                                     Education, Allegheny General
                                     Hospital, 7.25%, 9/1/17                                             549,120
A         BBB+               8,500   PA Hospital and Higher
                                     Education, Albert Einstein
                                     Medical Center, 7.625%,
                                     4/1/11                                                            9,179,575
Baa1      BBB+              12,800   PA Hospital and Higher
                                     Education. Graduate Health
                                     System, 6.625%, 7/1/21                                           12,995,328
Baa1      A-                10,515   PA Hospital and Higher
                                     Education, Temple University
                                     Hospital, 6.625%, 11/15/23                                       11,034,231
Aa        AA                 1,000   PA Hospital and Higher
                                     Education, Children's Hospital,
                                     5.00%, 2/15/21                                                      915,960
Aa        NR                 4,750   Pottsville, Hospital Authority,
                                     Daughters of Charity, 5.00%,
                                     8/15/12                                                           4,523,948
Baa       NR                 4,115   Somerset County, Community
                                     Hospital Project, 6.75%,
                                     3/1/11                                                            4,099,322
A         NR                 7,000   Washington County,
                                     Monongahela Valley Hospital
                                     6.75%, 12/1/08                                                    7,554,820
                                                                                                 ---------------
                                                                                                     $90,748,482
                                                                                                 ---------------
                                     Housing - 7.2%
Aaa       NR               $ 2,175   Allegheny County SFMR,
                                     (GNMA), 7.15%, 6/1/17                                           $ 2,231,876
NR        AAA                2,900   Allegheny County SFMR,
                                     Ladies Grand Army Project,
                                     (FHA), 6.35%, 10/1/36                                             2,958,377
NR        AAA                1,000   Bucks County, Mortgage
                                     Revenue Bonds, Warminster
                                     Heights Project, (FHA),
                                     Section 8-A, 6.80%, 8/1/12                                        1,051,520
Aa        AA                 3,730   Pennsylvania HFA SFMR,
                                     6.90%, 4/1/17                                                     3,943,617
Aa        AA                 4,000   Pennsylvania HFA SFMR,
                                     6.85%, 4/1/16                                                     4,216,320
Aa        AA                 1,000   Pennsylvania HFA SFMR,
                                     (AMT), Variable, 10/1/23 (1)                                      1,129,190
Aa        AA                 8,350   Pennsylvania HFA SFMR,
                                     (AMT), 7.50%, 10/1/25                                             9,177,903
Aaa       NR                 3,000   Philadelphia Redevelopment
                                     Authority, MF, 6.95%,
                                     5/15/24                                                           3,186,180
A1        A                  4,235   Urban Redevelopment Authority
                                     of Pittsburgh Mortgage, (AMT),
                                     7.10%, 4/1/24                                                     4,421,213
A1        A                    265   Urban Redevelopment Authority
                                     of Pittsburgh, 7.45%, 4/1/10                                        282,416
A1        A                  1,000   Urban Redevelopment Authority
                                     of Pittsburgh Mortgage, 7.125%,
                                     4/1/15                                                            1,067,560
A1        A                  1,055   Urban Redevelopment Authority
                                     of Pittsburgh Mortgage, (AMT),
                                     7.40%, 4/1/24                                                     1,113,447
                                                                                                 ---------------
                                                                                                     $34,779,619
                                                                                                 ---------------
                                     Industrial Development
                                     Authority - 9.5%
A3        A                $ 6,950   Butler County IDA, Witco
                                     Corporation Project, 5.85%,
                                     12/1/23                                                         $ 7,058,212
NR        BB                 1,005   Clearfield County IDA,
                                     KMart Corporation, 6.80%,
                                     5/15/07                                                             848,280
NR        A+                 4,000   Franklin County IDA,
                                     Corning Incorporated, 6.25%,
                                     8/1/05                                                            4,399,480
NR        AAA                8,265   Mercer County IDA, Hillcrest
                                     Nursing Center, 0%,
                                     1/15/13                                                           2,424,207
A2        A                 12,000   New Morgan IDA, New
                                     Morgan Landfill, (AMT),
                                     6.50%, 4/1/19                                                    12,750,240
Baa2      BBB-               5,000   Pennsylvania IDA, Macmilliam
                                     Project, (AMT), 7.60%,
                                     12/1/20                                                           5,658,600
Baa1      BBB+               4,450   Pennsylvania IDA, Sun
                                     Company Project, (AMT),
                                     7.60%, 12/1/24                                                    5,004,114
                                     Industrial Development
                                     Authority - (continued)
NR        NR                 6,500   Philidelphia IDA Refrigerated
                                     Enterprises Project, (AMT),
                                     9.05%, 12/1/19                                                    6,938,685
NR        BB                 1,105   Shamokin IDA, KMart
                                     Corporation, 6.70%, 7/1/07                                          923,868
                                                                                                 ---------------
                                                                                                     $46,005,686
                                                                                                 ---------------
                                     Insured Education - 2.0%
Aaa       AAA              $ 5,000   Cumberland County Messiah
                                     College Project, 5.125%,
                                     10/1/15                                                         $ 4,840,200
Aaa       AAA                2,500   PA Higher Education Student
                                     Loan, (AMBAC), (AMT),
                                     7.15%, 9/1/21                                                     2,698,675
Aaa       AAA                1,500   PA Higher Education Student
                                     Loan, (AMBAC), (AMT),
                                     Variable, 3/1/22 (1)                                              1,541,235
Aaa       AAA                  700   PA Higher Education Student
                                     Loan, (AMBAC), (AMT),
                                     Variable, 9/1/26 (1)                                                773,283
                                                                                                 ---------------
                                                                                                     $ 9,853,393
                                                                                                 ---------------
                                     Insured General
                                     Obligation - 4.4%
Aaa       AAA              $ 1,750   Deer Lakes School District,
                                     (MBIA), 6.45%, 1/15/19                                          $ 1,854,615
Aaa       AAA                2,170   Elizabeth Forward School
                                     District, (MBIA), 0%, 9/1/20                                        572,055
Aaa       AAA                2,170   Elizabeth Forward School
                                     District, (MBIA), 0%, 9/1/21                                        541,849
Aaa       AAA                2,170   Elizabeth Forward School
                                     District, (MBIA), 0%, 9/1/22                                        513,227
Aaa       AAA                2,170   Elizabeth Forward School
                                     District, (MBIA), 0%, 9/1/23                                        486,123
Aaa       AAA                4,345   Elizabeth Forward School
                                     District, (MBIA), 0%, 9/1/24                                        921,966
Aaa       AAA                1,460   Haverford School District,
                                     (FGIC), 6.125%, 6/1/14                                            1,532,066
Aaa       AAA                7,500   Keystone Oaks School
                                     District, (AMBAC), Variable,
                                     9/1/16 (1)                                                        7,951,350
Aaa       AAA                1,430   Mars Area School District,
                                     (MBIA), 0%, 3/1/14                                                  535,449
Aaa       AAA                3,200   Philidelphia General
                                     Obligation, (MBIA), 5.00%,
                                     5/15/20                                                           3,036,000
Aaa       AAA                  655   Rochester Area School District,
                                     (AMBAC), 0%, 5/1/10                                                 312,297
Aaa       AAA                2,795   Venango County General
                                     Obiligation, (AMBAC),
                                     6.30%, 12/1/19                                                    2,930,194
                                                                                                 ---------------
                                                                                                     $21,187,191
                                                                                                 ---------------
                                     Insured Hospitals - 8.7%
Aaa       AAA              $ 1,170   Allegheny County Children's
                                     Hospital of Pittsburgh, (MBIA),
                                     6.75%, 7/1/08                                                   $ 1,252,848
Aaa       AAA                3,750   Allegheny County Magee-
                                     Womens Hospital, (FGIC), 0%,
                                     10/1/15                                                           1,285,912
Aaa       AAA                5,000   Allegheny County University
                                     of Pittsburgh Medical Center,
                                     (MBIA), 5.375%, 12/1/25                                           4,930,100
Aaa       AAA                1,400   Armstrong County Saint Francis
                                     Health Care, (AMBAC), 6.25%,
                                     6/1/13                                                            1,487,472
Aaa       AAA                2,500   Armstrong County Saint Francis
                                     Health Care, (AMBAC), 6.00%,
                                     8/15/08                                                           2,645,550
Aaa       AAA                4,400   Bucks County, IDA, Grand View
                                     Hospital, (AMBAC), 5.25%,
                                     7/1/21                                                            4,244,284
Aaa       AAA                  775   Carbon County, Gnaden Memorial
                                     Hospital, (AMBAC), 7.00%,
                                     11/15/14                                                            843,324
Aaa       AAA                  750   Erie County, Harlot Medical
                                     Center, (AMBAC), 7.10%,
                                     2/15/10                                                             824,258
Aaa       AAA                  230   Lehigh County Health East,
                                     Incorporated, (MBIA), 7.00%,
                                     7/1/15                                                              249,672
Aaa       AAA                5,000   Lehigh County, St. Luke's
                                     Hospital, (AMBAC), 6.25%,
                                     7/1/22                                                            5,294,200
Aaa       AAA                1,000   Montgomery County, Abington
                                     Memorial Hospital, (AMBAC),
                                     Variable, 6/1/11 (1)                                              1,175,740
Aaa       AAA                5,000   Philadelphia Hospital
                                     & Higher Education, PA Hospital,
                                     (FGIC), Variable, 2/15/12 (1)                                     5,011,450
Aaa       AAA                3,500   Sayre Health Care Facilities
                                     Authority, Guthrie Healthcare
                                     System, (AMBAC), 6.00%,
                                     3/1/21                                                            3,591,910
Aaa       AAA                1,500   Scranton-Lackawanna, Mercy
                                     Health Systems, (MBIA),
                                     6.90%, 1/1/23                                                     1,608,015
Aaa       AAA                7,500   Washington County, Shadyside
                                     Hospital, (AMBAC), 5.75%,
                                     12/15/14                                                          7,687,650
                                                                                                 ---------------
                                                                                                     $42,132,385
                                                                                                 ---------------
                                     Insured Lease - 3.3%
Aaa       AAA              $ 4,595   Harrisburg Authority, Dauphin
                                     County, Lease Revenue, (CGIC),
                                     6.25%, 6/1/10                                                   $ 5,007,723
Aaa       AAA                3,000   Northumberland County,
                                     Lease Revenue, (MBIA), 0%,
                                     10/15/12                                                          1,248,660
Aaa       AAA               10,000   Commonwealth of Pennsylvania,
                                     Lease Revenue, (AMBAC),
                                     5.00%, 7/1/15                                                     9,499,000
                                                                                                 ---------------
                                                                                                     $15,755,383
                                                                                                 ---------------
                                     Insured Special Tax - 0.9%
Aaa       AAA              $ 4,895   PA Intergovernmental Special
                                     Tax, (MBIA), 5.00%,
                                     6/15/22                                                         $ 4,594,937
                                                                                                 ---------------
                                     Insured Transportation - 0.5%
Aaa       AAA              $ 2,500   Delaware River Port Authority
                                     (FGIC), 5.50%, 1/1/26                                           $ 2,515,050
                                                                                                 ---------------
                                     Insured Utilities - 5.5%
Aaa       AAA              $ 4,000   Beaver County IDA, Ohio
                                     Edison Company, (FGIC),
                                     7.00%, 6/1/21                                                   $ 4,375,800
Aaa       AAA               10,000   Beaver County IDA, Ohio
                                     Edison Company, (FGIC),
                                     7.05%, 10/1/20                                                   11,194,400
Aaa       AAA                3,800   Puerto Rico Electric Power
                                     Authority, (FSA), Variable,
                                     7/1/02 (1)                                                        4,377,258
Aaa       AAA                6,050   Lehigh County IDA, PA
                                     Power & Light Company,
                                     (MBIA), 6.15%, 8/1/29                                             6,413,363
                                                                                                 ---------------
                                                                                                     $26,360,821
                                                                                                 ---------------
                                     Insured Water & Sewer - 3.5%
Aaa       AAA              $ 2,750   Allegheny County, Sewer
                                     Revenue, (FGIC), 0%,
                                     12/1/08                                                         $ 1,420,292
Aaa       AAA                2,500   Philadelphia Water and
                                     Wastewater, (FGIC), Variable,
                                     6/15/12 (1)                                                       2,613,975
Aaa       AAA                9,000   Philadelphia Water and
                                     Wastewater, (CGIC), 5.50%,
                                     6/15/15                                                           9,025,380
Aaa       AAA                3,960   Philadelphia Water and
                                     Wastewater, (CGIC), 5.00%,
                                     6/15/16                                                           3,774,910
                                                                                                 ---------------
                                                                                                     $16,834,557
                                                                                                 ---------------
                                     Miscellaneous - 4.1%
NR        AA               $   870   Pennsylvania Infrastructure
                                     Investment Authority,
                                     Pennvest, 6.80%, 9/1/10                                         $   983,996
NR        A                 16,950   Pennsylvania Finance Authority,
                                     Beaver County, 6.60%,
                                     11/1/09                                                          18,649,238
                                                                                                 ---------------
                                                                                                     $19,633,234
                                                                                                 ---------------
                                     Nursing Homes - 2.0%
NR        NR               $ 3,500   Montgomery County IDA,
                                     Geriatric Health Care Institute,
                                     8.375%, 7/1/23                                                  $ 3,689,665
NR        NR                 1,460   Westmoreland County IDA,
                                     Highland Health System,
                                     9.25%, 6/1/22                                                     1,552,389
NR        NR                 1,190   Philadelphia Hospital &
                                     Higher Education Facilities,
                                     Protestant Home, 8.625%,
                                     7/1/21                                                            1,224,795
NR        NR                 2,750   Wilkens Area IDA, Fairview
                                     Extended Care, 10.25%,
                                     1/1/21                                                            3,158,980
                                                                                                 ---------------
                                                                                                     $ 9,625,829
                                                                                                 ---------------
                                     Special Tax Revenue - 0.4%
Baa1      A                $ 1,500   Puerto Rico Highway and
                                     Transportation Authority,
                                     5.50%, 7/1/13                                                   $ 1,537,185
Baa1      BBB+                 500   Puerto Rico Special Tax
                                     Revenue, 7.50%, 7/1/09                                              543,150
                                                                                                 ---------------
                                                                                                     $ 2,080,335
                                                                                                 ---------------
                                     Utilities - 3.6%
Baa3      BB+              $   500   Beaver County, IDA, Ohio
                                     Edison Company, 7.75%,
                                     9/1/24                                                          $   538,665
Baa1      BBB+               3,250   Delaware County, IDA,
                                     Philadelphia Electric Company,
                                     7.375%, 4/1/21                                                    3,547,668
Baa1      BBB+               4,070   Montgomery County, IDA,
                                     Philadelphia Electric Company,
                                     (AMT), 7.60%, 4/1/21                                              4,443,055
Baa1      A-                 3,370   Puerto Rico Electric Power
                                     Authority Power Revenue,
                                     0%, 7/1/17                                                        1,003,519
NR        NR                 1,500   Virgin Islands Water and
                                     Power Authority, 7.40%,
                                     7/1/11                                                            1,610,925
                                     Utilities - (continued)
A2        A                  6,025   Washington County IDA
                                     West Penn Power Company,
                                     6.05%, 4/1/14                                                     6,297,993
                                                                                                 ---------------
                                                                                                     $17,441,825
                                                                                                 ---------------
                                     Total Tax-Exempt Investments
                                     (identified cost, $449,367,988)                                $483,446,406
                                                                                                 ===============


(1) The above designated securities have been issued as inverse floater bonds.
The Portfolio primarily invests in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 1996, 28.8% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage by financial institution ranged from 0.9% to 15.0% of total investments.



                      See notes to financial statements



Municipals Portfolios
Financial Statements
Statements of Assets and Liabilities

January 31, 1996 (Unaudited)
                                                                  Connecticut        New Jersey      Pennsylvania
                                                                   Portfolio          Portfolio         Portfolio
                                                               --------------    --------------    --------------
Assets:
Investments -
Identified cost                                                  $190,611,515      $381,677,960      $449,367,988
Unrealized appreciation                                             8,620,661        30,612,939        34,078,418
                                                                 ------------      ------------      ------------
Total investments, at value (Note 1A)                            $199,232,176      $412,290,899      $483,446,406
Cash                                                                  212,390         1,829,108         7,471,474
Receivable for investments sold                                     1,469,160         3,717,284            30,000
Interest receivable                                                 2,443,198         5,272,325         6,525,251
Deferred organization expenses (Note 1D)                                5,501             9,020            10,898
                                                                 ------------      ------------      ------------
Total assets                                                     $203,362,425      $423,118,636      $497,484,029
                                                                 ------------      ------------      ------------
Liabilities:
Payable for investments purchased                                  $1,906,920        $8,708,966        $4,905,639
Payable for daily variation margin on open
financial futures contracts (Note 1E)                                  13,500                 -                 -
Payable to affiliate -
Trustees' fees                                                            876             1,488             1,488
Accrued expenses                                                        7,556            13,914             3,607
                                                                 ------------      ------------      ------------
Total liabilities                                                  $1,928,852        $8,724,368        $4,910,734
                                                                 ------------      ------------      ------------
Net Assets applicable to investors' interest in Portfolio        $201,433,573      $414,394,268      $492,573,295
                                                                 ============      ============      ============
Sources of Net Assets:
Net proceeds from capital contributions and withdrawals          $192,906,345      $383,781,329      $458,494,877
Unrealized appreciation of investments and
financial futures contracts (computed
on the basis of identified cost)                                    8,527,228        30,612,939        34,078,418
                                                                 ------------      ------------      ------------
Total                                                            $201,433,573      $414,394,268      $492,573,295
                                                                 ------------      ------------      ------------
                                                         See notes to financial statements




Statement of Operations
Six Months Ended January 31, 1996 (Unaudited)
                                                         Connecticut        New Jersey      Pennsylvania
                                                           Portfolio         Portfolio         Portfolio
                                                         -----------       -----------       -----------
Investment Income (Note 1B):
Interest income                                           $5,910,733       $12,989,241       $15,739,768
                                                         -----------       -----------       -----------
Expenses -
Investment adviser fee (Note 2)                             $427,474          $957,368        $1,168,263
Compensation of Trustees not members of the
Investment Adviser's organization (Note 2)                     5,176             9,183             9,388
Custodian fees (Note 2)                                       51,966            91,853           102,662
Legal and accounting services                                 30,242            38,571            40,671
Amortization of organization expenses (Note 1D)                1,322             2,250             2,660
Miscellaneous                                                 14,534            27,309            18,833
                                                         -----------       -----------       -----------
Total expenses                                              $530,714        $1,126,534        $1,342,477
Deduct - Reduction of custodian fee (Note 2)                  15,526            53,489           102,662
                                                         -----------       -----------       -----------
Net expenses                                                $515,188        $1,073,045        $1,239,815
                                                         -----------       -----------       -----------
Net investment income                                     $5,395,545       $11,916,196       $14,499,953
                                                         -----------       -----------       -----------
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss)  -
Investment transactions (identified cost basis)             $496,039        $1,942,528        $2,172,378
Financial futures contracts                                 (851,688)         (788,971)              612
                                                         -----------       -----------       -----------
Net realized gain (loss) on investments                    $(355,649)       $1,153,557        $2,172,990
                                                         -----------       -----------       -----------
Change in unrealized appreciation (depreciation) -
Investments                                              $10,174,997       $16,970,282       $20,097,215
Financial futures contracts                                 (204,892)          (45,304)-
                                                         -----------       -----------       -----------
Net unrealized appreciation of investments                $9,970,105       $16,924,978       $20,097,215
                                                         -----------       -----------       -----------
Net realized and unrealized gain on investments           $9,614,456       $18,078,535       $22,270,205
                                                         -----------       -----------       -----------
Net increase in net assets from operations               $15,010,001       $29,994,731       $36,770,158
                                                         ===========       ===========       ===========

                                                        See notes to financial statements




Statement of Changes in Net Assets
Six months ended January 31, 1996 (Unaudited)
                                                                Connecticut        New Jersey      Pennsylvania
                                                                  Portfolio         Portfolio         Portfolio
                                                               ------------      ------------      ------------
Increase (Decrease) in Net Assets:

Net investment income                                            $5,395,545       $11,916,196       $14,499,953
Net realized gain (loss) on investment transactions                (355,649)        1,153,557         2,172,990
Change in unrealized appreciation of investments                  9,970,105        16,924,978        20,097,215
                                                               ------------      ------------      ------------
Net increase in net assets from operations                      $15,010,001       $29,994,731         36,770,158
                                                               ------------      ------------      ------------

Capital transactions -
Contributions                                                    $7,108,028       $13,522,474       $11,313,722
Withdrawals                                                     (15,960,245)      (40,161,359)      (57,760,889)
                                                               ------------      ------------      ------------
Decrease in net assets resulting from capital transactions      $(8,852,217)     $(26,638,885)     $(46,447,167)
                                                               ------------      ------------      ------------
Total increase (decrease) in net assets                          $6,157,784        $3,355,846       $(9,677,009)
Net Assets:
At beginning of period                                          195,275,789       411,038,422       502,250,304
                                                               ------------      ------------      ------------
At end of period                                               $201,433,573      $414,394,268      $492,573,295
                                                               ============      ============      ============

Year Ended July 31, 1995
                                                                Connecticut        New Jersey      Pennsylvania
                                                                  Portfolio         Portfolio         Portfolio
                                                               ------------      ------------      ------------
Increase (Decrease) in Net Assets:
From operations-
Net investment income                                           $11,005,611       $24,622,808       $30,623,550
Net realized loss on investment transactions                     (5,335,034)      (17,774,510)      (20,294,984)
Change in unrealized appreciation of investments                  4,533,624        16,631,954        19,002,225
                                                               ------------      ------------      ------------
Net increase in net assets from operations                      $10,204,201       $23,480,252       $29,330,791
                                                               ------------      ------------      ------------
Capital transactions -
Contributions                                                   $25,911,862       $43,487,001       $38,709,755
Withdrawals                                                     (32,878,239)      (79,782,847)     (102,576,381)
                                                               ------------      ------------      ------------
Decrease in net assets resulting from capital transactions      $(6,966,377)     $(36,295,846)     $(63,866,626)
                                                               ------------      ------------      ------------
Total increase (decrease) in net assets                          $3,237,824      $(12,815,594)     $(34,535,835)
Net Assets:
At beginning of year                                            192,037,965       423,854,016       536,786,139
                                                               ------------      ------------      ------------
At end of year                                                 $195,275,789      $411,038,422      $502,250,304
                                                               ============      ============      ============

                                                         See notes to financial statements






Supplementary Data

                                                                      Connecticut Portfolio
                                          ---------------------------------------------------------------------------
                                            Six months ended                     Year Ended
                                                   31-Jan-96   ------------------------------------------------------
                                                  (unaudited)         July 31, 1995   July 31, 1994*    Sept. 30, 1993**
                                          ---------------------------------------------------------------------------
Ratios (As a percentage of
average daily net assets):
Net expenses (1)                                        0.53%+             0.53%               0.47%+             0.46%+
Net investment income                                   5.39%+             5.77%               5.40%+             5.45%+
Portfolio Turnover                                      15%               29%                   10%               10%
Net Assets end of period (000 omitted)              $201,434           $195,276           $192,038           $159,848

                                                                      New Jersey Portfolio
                                          ---------------------------------------------------------------------------
                                            Six months ended                     Year Ended
                                                   31-Jan-96     ----------------------------------------------------
                                                  (unaudited)         July 31, 1995   July 31, 1994*    Sept. 30, 1993**
                                          ---------------------------------------------------------------------------
Ratios (As a percentage of
average daily net assets):
Net expenses (1)                                        0.54%+             0.52%               0.50%+             0.50%+
Net investment income                                   5.74%+             5.96%               5.62%+             5.67%+
Portfolio Turnover                                      21%                 54%                 25%                12%
Net Assets end of period (000 omitted)              $414,394           $411,038           $423,854           $393,677

                                                                      Pennsylvania Portfolio
                                          ---------------------------------------------------------------------------
                                            Six months ended                     Year Ended
                                                   31-Jan-96     ----------------------------------------------------
                                                  (unaudited)         July 31, 1995    July 31, 1994*    Sept. 30, 1993**
                                          ---------------------------------------------------------------------------
Ratios (as a percentage of
average daily net assets):
Net expenses (1)                                        0.54%+             0.49%               0.48%+             0.50%+
Net investment income                                   5.82%+             6.02%               5.66%+             5.71%+
Portfolio Turnover                                        15%               44%                 21%               17%
Net Assets end of period (000 omitted)              $492,573           $502,250           $536,786           $497,001

+ Annualized.
*For the ten months ended July 31, 1994.
**For the period from the start of business, February 1, 1993, to September 30, 1993.
(1) The annualized expense ratios for this six month period ended January 31, 1996 have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Portfolio to increase their expense ratio by the effect of any expense offset arrangements with their service providers. The expense ratios for each of the two years ended
July 31, 1995 and the period ended September 30, 1993 have not been adjusted to reflect this change.


                                                      See notes to financial statements







Notes to Financial Statements

(Unaudited)

(1) Significant Accounting Policies
Connecticut Municipals Portfolio ("Connecticut Portfolio"), New Jersey Municipals Portfolio ("New Jersey Portfolio") and Pennsylvania Municipals Portfolio ("Pennsylvania Portfolio"), collectively the Portfolios, are registered under the Investment Company Act of 1940 as non-diversified, open-end management investment companies which were organized as trusts under the laws of the State of New York on May 1, 1992. The Declarations of Trust permit the Trustees to issue interests in the Portfolios. The following is a summary of significant accounting policies of the Portfolios. The policies are in comformity with generally accepted accounting principles.

A. Investment Valuations - Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B. Income - Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

C. Income Taxes - The Portfolios are treated as partnerships for Federal tax purposes. No provision is made by the Portfolios for federal or state taxes on any taxable income of the Portfolios because each investor in the Portfolios is ultimately responsible for the payment of any taxes. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolios, the Portfolios normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for their respective investors to satisfy them. The Portfolios will allocate at least annually among their respective investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deductions or credit. Interest income received by the Portfolios on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from federal income tax when allocated to each Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for investors.

D. Deferred Organization Expenses - Costs incurred by a Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

E. Financial Futures Contracts - Upon entering of a financial futures contract, a Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Portfolio. A Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, a Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

F. When-issued and Delayed Delivery Transactions - The Portfolios may engage in when-issued and delayed delivery transactions. The Portfolios record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

G. Other - Investment transactions are accounted for on a trade date basis.

H. Interim Financial Information - The interim financial statements relating to January 31, 1996 and for the six month period then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

(2) Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research
(BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Portfolio.

The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sales of securities).

For the six months ended January 31, 1996 each Portfolio paid advisory fees as follows:

Portfolio                Amount                  Effective Rate*
----------             ----------              ------------------
Connecticut           $  427,474                      0.43%
New Jersey               957,368                      0.47%
Pennsylvania           1,168,263                      0.47%

* Advisory fees paid as a percentage of average daily net assets
(annualized).

Except as to Trustees of the Portfolios who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolios out of such investment adviser fee.

Investors Bank & Trust Company (IBT), serves as custodian of the Portfolios. Prior to November 10, 1995, IBT was an affiliate of EVM and BMR. Pursuant to the custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances each Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolios' custody fees are reflected as a reduction of operating expense on the statements of operations. Certain of the officers and Trustees of the Portfolios are officers and directors/trustees of the above organizations.

Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended January 31, 1996, no significant amounts have been deferred.

(3) Investments
Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the six-months ended January 31, 1996, were as follows:

                                        Connecticut Portfolio             New Jersey Portfolio           Pennsylvania Portfolio
                                     --------------------------        --------------------------      --------------------------
Purchases                                   $29,516,260                       $84,966,403                    $ 72,937,855
Sales                                        32,117,333                        96,415,333                     103,247,490

(4) Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) in value of the investments owned by each Portfolio at January 31, 1996, as computed on a federal income tax basis, were as follows:


                                        Connecticut Portfolio             New Jersey Portfolio           Pennsylvania Portfolio
                                     --------------------------        --------------------------      --------------------------
Aggregate Cost                              $190,611,515                      $381,677,960                    $449,367,988
                                          --------------                    --------------                  --------------
Gross unrealized appreciation               $  8,948,596                      $ 30,730,423                    $ 34,849,073
Gross unrealized depreciation                    687,935                           117,484                         770,655
                                          --------------                    --------------                  --------------
   Net unrealized appreciation              $  8,260,661                      $ 30,612,939                    $ 34,078,418
                                          --------------                    --------------                  --------------
                                          --------------                    --------------                  --------------

(5) Line of Credit
The Portfolios participate with other Portfolios and Funds managed by BMR and EVM in a $120 million unsecured line of credit agreement with a bank. The line of credit consists of a $20 million committed facility and a $100 million discretionary facility. Each Portfolio may temporarily borrow up to 5% of its total assets to satisfy redemption requests or settle securities transactions. Interest is charged to each Portfolio or Fund based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, a variable adjusted certificate of deposit rate, or a federal funds effective rate.
In addition, a fee computed at an annual rate of 1/4 of 1% on the $20 million committed facility and on the daily unused portion of the $100 million discretionary facility is allocated among the participating funds and portfolios at the end of each quarter. The Connecticut Portfolio, New Jersey Portfolio and Pennsylvania Portfolio did not have any significant borrowings or allocated fees during the period.


(6) Financial Instruments
The Portfolios regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment a Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at January 31, 1996 is as follows:

                     Futures Contracts                                                                     Net Unrealized
Portfolio             Expiration Date                  Contracts                     Position               Depreciation
----------            ---------------                  ---------                     --------               ------------
Connecticut                3/96                    54 U.S. Treasury Bonds             Short                    $93,433
                                                                                                               -------
                                                                                                               -------

At January 31, 1996 the Connecticut Portfolio had sufficient cash and/or securities to cover margin requirements on open financial futures contracts. The New Jersey and Pennsylvania Portfolios did not have any open obligations under these financial instruments at January 31, 1996.

Investment Management

Funds

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President, Trustee

Robert B. MacIntosh
Vice President

James L. O'Connor
Treasurer

Thomas Otis
Secretary

Independent Trustees

Donald R. Dwight
President, Dwight Partners, Inc.
Chairman, Newspaper of New England, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking, Harvard University Graduate School of Business Administration

Norton H. Reamer
President and Director, United Asset Management Corporation

John L. Thorndike
Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant

Portfolios

Officers

Thomas J. Fetter
President

James B. Hawkes
Vice President, Trustee

Robert B. MacIntosh
Vice President and Portfolio Manager of
New Jersey Municipals Portfolio

Timothy T. Browse
Vice President and Portfolio Manager of
Pennsylvania Municipals Portfolio

Nicole Anderes
Vice President and Portfolio Manager of
Connecticut Municipals Portfolio

James L. O'Connor
Treasurer

Thomas Otis
Secretary

Independent Trustees

Donald R. Dwight
President, Dwight Partners, Inc.
Chairman, Newspaper of New England, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking, Harvard University Graduate School of Business Administration

Norton H. Reamer
President and Director, United Asset Management Corporation

John L. Thorndike
Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant

Investment Adviser of State Municipal Portfolio
Boston Management and Research
24 Federal Street
Boston, MA 02110

Administrator of EV Traditional State Municipal Fund
Eaton Vance Management
24 Federal Street
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
89 South Street
P.O. Box 1537
Boston, MA 02205-1537

Transfer Agent
First Data Investors Services Group, Inc.
BOS725
P.O. Box 1559
Boston, MA 02104





This report must be preceded or accompanied by a current prospectus which contains more complete information on the Funds, including distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.

Eaton Vance Municipals Trust
24 Federal Street
Boston, MA 02110

T-3CSRC-3/96